UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-5125

Dreyfus Variable Investment Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	03/31/06

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Appreciation Portfolio
March 31, 2006 (Unaudited)

Common Stocks--102.7%	Shares		Value ($)

Consumer Discretionary--18.3%
Altria Group	778,400		55,157,424
CBS, Cl. B	75,150		1,802,097
Christian Dior	72,700	a	7,252,464
McDonald's	304,500		10,462,620
McGraw-Hill Cos.	501,600		28,902,192
News, Cl. A	606,436		10,072,902
News, Cl. B	9,800	a	172,088
Polo Ralph Lauren	95,500		5,788,255
Target	216,900		11,280,969
Time Warner	196,800		3,304,272
Viacom, Cl. B	75,150	b	2,915,820
			137,111,103
Consumer Staples--24.2%
Anheuser-Busch Cos.	195,100		8,344,427
Coca-Cola	664,500		27,822,615
Colgate-Palmolive	115,000		6,566,500
Estee Lauder Cos., Cl. A	145,500	a	5,411,145
Nestle, ADR	291,000		21,585,716
PepsiCo	445,900		25,768,561
Procter & Gamble	550,000		31,691,000
Sysco	80,000		2,564,000
Wal-Mart Stores	439,700		20,771,428
Walgreen	649,900		28,030,187
Whole Foods Market	38,000		2,524,720
			181,080,299
Energy--19.2%
BP, ADR	455,900		31,429,746
Chevron	445,800		25,843,026
ConocoPhillips	215,000		13,577,250
Exxon Mobil	900,064		54,777,895
Occidental Petroleum	75,000		6,948,750
Royal Dutch Shell, Cl. A, ADR	59,800		3,723,148
Total, ADR	60,000		7,903,800
			144,203,615
Financial--14.5%
American Express	302,500		15,896,375
American International Group	105,920		7,000,253
Ameriprise Financial	61,500		2,771,190
Bank of America	291,216		13,261,977
Citigroup	601,524		28,415,994
HSBC Holdings, ADR	30,000		2,513,400
JPMorgan Chase & Co.	435,100		18,117,564
Merrill Lynch & Co.	145,500		11,459,580
SunTrust Banks	130,600		9,502,456
			108,938,789
Health Care--10.8%
Abbott Laboratories	324,100		13,764,527
Eli Lilly & Co.	261,900		14,483,070
Johnson & Johnson	360,000		21,319,200
Merck & Co.	210,000		7,398,300
Pfizer	630,000		15,699,600

Roche Holding, ADR	64,000	4,762,094
UnitedHealth Group	60,000	3,351,600
		80,778,391
Industrial--8.3%
Emerson Electric	164,900	13,790,587
General Electric	1,115,500	38,797,090
United Parcel Service, Cl. B	116,800	9,271,584
		61,859,261
Information Technology--6.8%
Automatic Data Processing	90,000	4,111,200
Intel	1,404,700	27,180,945
Microsoft	722,300	19,653,783
		50,945,928
Materials--.6%
Praxair	80,000	4,412,000

Total Common Stocks
(cost $589,463,499)		769,329,386

Other Investment--.1%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $912,000)	912,000 [c]	912,000

Investment of Cash Collateral for
Securities Loaned--1.2%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $9,033,384)	9,033,384 [c]	9,033,384

Total Investments (cost $599,408,883)	104.0%	779,274,770
Liabilities, Less Cash and Receivables	(4.0%)	(29,641,861)
Net Assets	100.0%	749,632,909

ADR - American Depository Receipts

a	All or a portion of these securities are on loan. At March 31, 2004 the total market value of the portfolio's securities on loan is $8,597,741 and the total market value of the collateral held by the portfolio is $9,033,384.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Balanced Portfolio
March 31, 2006 (Unaudited)

Common Stocks--69.9%	Shares	Value ($)

Consumer Discretionary--6.8%
Cabela's, Cl. A	50,000 a,b	1,026,000
Kohl's	19,000 b	1,007,190
Time Warner	40,000	671,600
Viacom, Cl. B	15,000 b	582,000
Wal-Mart Stores	26,200	1,237,688
		4,524,478
Consumer Staples--3.2%
Coca-Cola	22,300	933,701
Nestle, ADR	16,300	1,209,097
		2,142,798
Energy--4.5%
Chevron	26,500	1,536,205
Exxon Mobil	24,000	1,460,640
		2,996,845
Financial--15.0%
American International Group	23,500	1,553,115
Bank of America	25,000	1,138,500
Berkshire Hathaway, Cl. A	13 b	1,174,550
Citigroup	26,000	1,228,240
Doral Financial	60,000	693,000
Fannie Mae	35,000	1,799,000
JPMorgan Chase & Co.	30,500	1,270,020
Marsh & McLennan Cos.	36,000	1,056,960
		9,913,385
Health Care--13.0%
Cardinal Health	26,800	1,997,136
Johnson & Johnson	16,100	953,442
Merck & Co.	32,600	1,148,498
Pfizer	77,000	1,918,840
Wright Medical Group	48,000 b	948,000
Wyeth	17,000	824,840
Zimmer Holdings	12,700 b	858,520
		8,649,276
Information Technology--13.7%
BISYS Group	69,000 b	930,120
Dell	10,000 b	297,600
Electronic Data Systems	75,300	2,020,299
First Data	23,200	1,086,224
Fiserv	28,800 b	1,225,440
Lexmark International, Cl. A	16,000 b	726,080
Microsoft	80,000	2,176,800
Unisys	90,000 b	620,100
		9,082,663
Producer Goods--3.4%
General Electric	41,500	1,443,370
Tyco International	30,000	806,400
		2,249,770
Services--10.3%
Apollo Group, Cl. A	24,000 b	1,260,240
Career Education	46,300 b	1,746,899
Cendant	62,000	1,075,700

Corinthian Colleges			160,000 b	2,304,000
Interpublic Group of Cos.			50,000 a,b	478,000
				6,864,839
Total Common Stocks
(cost $43,258,251)				46,424,054

Preferred Stocks--2.2%			Shares	Value ($)

Auto Manufacturing--.5%
General Motors,
Cum., $1.84			22,500	356,485
Diversified Financial Services--1.7%
Citigroup Capital VII,
Cum., $1.78			25,000	639,063
General Motors Acceptance,
Cum., $1.84			21,000	435,750
				1,074,813
Total Preferred Stocks
(cost $1,754,875)				1,431,298
	Coupon	Maturity	Principal
Bonds and Notes--26.3%	Rate (%)	Date	Amount ($)	Value ($)

Bank & Finance--.6%
Bank of America,
Sr. Notes	4.38	12/1/10	445,000	426,958
Consumer--1.5%
HJ Heinz,
Notes	6.00	3/15/08	1,000,000 a	1,008,223
Diversified Financial Services--1.2%
Ford Motor Credit,
Notes	5.09	3/13/07	35,000 c	33,932
Ford Motor Credit,
Notes	5.79	9/28/07	105,000 c	100,820
General Motors Acceptance,
Notes	6.13	2/1/07	45,000	44,314
General Motors Acceptance,
Notes	6.75	12/1/14	135,000	121,720
International Lease Finance,
Unscd. Unsub. Notes	4.75	7/1/09	500,000 a	488,969
				789,755
Insurance--2.8%
Berkshire Hathaway Finance,
Notes	3.38	10/15/08	1,000,000	958,313
Marsh & McLennan Cos.,
Sr. Notes	7.13	6/15/09	850,000	884,613
				1,842,926
Media--4.4%
Liberty Media,
Notes	3.50	9/25/06	1,000,000	993,875
Tribune,
Unscd. Notes	4.88	8/15/10	2,000,000	1,924,632
				2,918,507
Pharmaceuticals--1.2%
Cardinal Health,
Notes	6.75	2/15/11	750,000	786,357
Real Estate--.1%
EOP Operating,
Sr. Notes	7.00	7/15/11	35,000	36,867
Software--1.4%
First Data,

	Notes	3.90	10/1/09	1,000,000	950,889
	Telecommunications--3.3%
	GTE Northwest,
	Unscd. Debs., Ser. C	6.30	6/1/10	1,700,000	1,717,661
	New York Telephone,
	Unscd. Debs	6.13	1/15/10	500,000	498,514
					2,216,175
	U.S. Government Agencies--6.8%
	Federal Home Loan Bank System,
	Bonds	3.25	8/11/06	2,000,000	1,987,854
	Federal Home Loan Bank System.,
	Bonds	4.50	7/12/10	500,000	491,067
	Federal Home Loan Mortgage Corp.,
	Notes	2.38	2/15/07	1,000,000	977,028
	Federal Home Loan Mortgage Corp.,
	Notes	3.75	4/15/07	500,000	493,220
	Federal Home Loan Mortgage Corp.,
	Notes	4.75	12/8/10	500,000	491,560
					4,440,729
U.S. Government Agencies/Mortgage-Backed--.4%
	Federal Home Loan Mortgage Corp
	5.50%, 9/1/34			21,840	21,362
	Federal National Mortgage Association
	5.50%, 9/1/34			89,389	87,411
	6.00%, 9/1/34			150,386	150,496
					259,269
	U.S. Government Securities--2.6%
	U.S. Treasury Notes	4.25	10/15/10	1,800,000	1,758,510

	Total Bonds and Notes
	(cost $17,848,523)				17,435,165

	Investment of Cash Collateral for
	Securities Loaned--3.3%			Shares	Value ($)

	Registered Investment Company;
	Dreyfus Institutional Cash
	Advantage Plus Fund
	(cost $2,183,994)			2,183,994 [d]	2,183,994

	Total Investments (cost $65,045,643)			101.7%	67,474,511
	Liabilities, Less Cash and Receivables			(1.7%)	(1,109,148)
	Net Assets			100.0%	66,365,363

	ADR - American Depository Receipts
a		All or a portion of these securities are on loan. At March 31, 2006, the total market value of the portfolio's securities on
		loan is $2,120,025 and the total market value of the collateral held by the portfolio is $2,183,994.
b	Non-income producing security.
c		Variable rate security--interest rate subject to periodic change.
d		Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Developing Leaders Portfolio
March 31, 2006 (Unaudited)

Common Stocks--99.3%	Shares	Value ($)

Commercial & Professional Services--9.9%
Agilysys	223,100	3,359,886
Asset Acceptance Capital	63,200 a	1,230,504
Brightpoint	274,400 a	8,522,864
CBIZ	53,400 a	427,200
Concur Technologies	100,100 a	1,854,853
Handleman	198,300	1,903,680
Hudson Highland Group	175,800 a	3,329,652
Kforce	226,500 a	2,887,875
MPS Group	179,500 a	2,746,350
Performance Food Group	285,500 a,b	8,904,745
Portfolio Recovery Associates	180,800 a,b	8,466,864
Resources Connection	266,300 a	6,633,533
Ritchie Brothers Auctioneers	97,600	4,831,200
Spherion	487,000 a	5,064,800
Startek	49,600	1,168,576
Valassis Communications	147,700 a,b	4,337,949
Valueclick	346,700 a	5,866,164
WESCO International	126,200 a	8,582,862
		80,119,557
Communications--2.3%
Centennial Communications	222,700	1,632,391
Commonwealth Telephone Enterprises	208,200 b	7,172,490
SBA Communications, Cl. A	310,476 a	7,268,243
Talk America Holdings	275,800 a,b	2,352,574
		18,425,698
Consumer Durables--2.2%
Brookfield Homes	144,100 b	7,473,026
Charles & Colvard	90,625 b	981,469
WMS Industries	304,500 a,b	9,165,450
		17,619,945
Consumer Non-Durables--2.2%
Mannatech	245,900 b	4,273,742
Ralcorp Holdings	101,200 a	3,850,660
Warnaco Group	402,100 a	9,650,400
		17,774,802
Consumer Services--3.5%
Bankrate	21,500 a,b	936,540
Corinthian Colleges	261,600 a	3,767,040
Escala Group	90,600 a,b	2,372,814
Jack in the Box	100,000 a	4,350,000
Lakes Entertainment	94,400 a	1,027,072
Pinnacle Entertainment	183,900 a	5,180,463
Sinclair Broadcast Group, Cl. A	511,400	4,167,910
Six Flags	428,700 a,b	4,364,166
World Wrestling Entertainment	146,700	2,479,230
		28,645,235
Consumer Services--.1%
Central Parking	32,700	523,200
Electronic Technology--15.4%
ADE	244,000 a	7,471,280
Adtran	216,800	5,675,824
Aeroflex	382,300 a	5,248,979

American Science & Engineering	76,800 a	7,173,120
Armor Holdings	89,600 a	5,222,784
Broadwing	267,900 a	3,948,846
Coherent	113,300 a	3,977,963
Comtech Telecommunications	142,700 a	4,162,559
Exar	392,066 a	5,598,702
Foundry Networks	425,500 a	7,727,080
Hutchinson Technology	225,000 a,b	6,788,250
Intevac	194,800 a	5,606,344
Kaman	44,300	1,114,588
Komag	104,700 a,b	4,983,720
MIPS Technologies	288,300 a	2,150,718
Multi-Fineline Electronix	143,700 a,b	8,405,013
Netlogic Microsystems	118,600 a	4,887,506
Novatel Wireless	397,600 a,b	3,558,520
PLX Technology	107,500 a	1,349,125
Portalplayer	240,900 a,b	5,355,207
Power Integrations	385,000 a	9,540,300
Silicon Image	362,100 a	3,733,251
Spectralink	263,900	3,311,945
Triumph Group	116,900 a	5,173,994
TTM Technologies	97,400 a	1,411,326
Universal Display	71,800 a,b	1,032,484
		124,609,428
Energy Minerals--3.7%
Cabot Oil & Gas	80,850	3,875,141
Cimarex Energy	88,800	3,841,488
Frontier Oil	202,500	12,018,375
W-H Energy Services	235,900 a	10,495,191
		30,230,195
Finance--21.1%
Arbor Realty Trust	175,800	4,744,842
Arch Capital Group	126,800 a	7,321,432
Ashford Hospitality Trust	84,100	1,042,840
BankAtlantic Bancorp, Cl. A	525,600	7,563,384
Boston Private Financial Holdings	289,800	9,792,342
Boykin Lodging	162,400 a	1,833,496
Citizens Banking	72,300	1,941,255
Commercial Net Lease Realty	156,100	3,637,130
CompuCredit	203,800 a,b	7,501,878
Corus Bankshares	33,800 b	2,009,072
Equity Inns	248,300	4,022,460
FelCor Lodging Trust	415,100	8,758,610
Fieldstone Investment	46,000	542,800
First Bancorp/Puerto Rico	150,900	1,865,124
First Midwest Bancorp/IL	296,000	10,824,720
First Niagara Financial Group	450,900	6,610,194
First Republic Bank/San Francisco, CA	47,800	1,807,796
FirstFed Financial	146,100 a,b	8,738,241
Fremont General	374,800 b	8,080,688
Getty Realty	95,900	2,790,690
HomeBanc/Atlanta, GA	236,800	2,081,472
Inland Real Estate	66,100	1,078,091
Investment Technology Group	212,000 a	10,557,600
LandAmerica Financial Group	36,500	2,476,525
LTC Properties	80,400	1,870,104
MAF Bancorp	150,900	6,604,893
National Health Investors	75,900	1,927,860
Ohio Casualty	64,300	2,038,310

Omega Healthcare Investors	528,700	7,412,374
Phoenix Cos.	253,300	4,128,790
Ramco-Gershenson Properties	65,500	1,982,685
Senior Housing Properties Trust	147,200	2,664,320
Sunterra	223,300 a,b	3,188,724
Texas Regional Bancshares, Cl. A	340,010	10,026,895
Trustco Bank NY	99,400 b	1,209,698
UICI	33,300	1,231,767
W Holding	278,000	2,187,860
Wintrust Financial	135,000	7,852,950
		171,949,912
Health Technology--6.9%
Alpharma, Cl. A	53,300	1,429,506
Angiodynamics	241,900 a	7,271,514
Aspect Medical Systems	154,200 a	4,231,248
CNS	90,000	1,938,600
Exelixis	199,600 a	2,397,196
Geron	394,300 a,b	3,276,633
Impax Laboratories	367,900 a,b	3,675,321
Medicis Pharmaceutical, Cl. A	29,500	961,700
Myogen	150,500 a	5,452,615
Neurometrix	97,700 a	3,804,438
Palomar Medical Technologies	176,600 a,b	5,907,270
PRA International	75,000 a	1,859,250
Renovis	96,300 a,b	2,053,116
Thoratec	153,600 a	2,959,872
United Therapeutics	131,100 a,b	8,689,308
		55,907,587
Non-Energy Minerals--2.6%
NS Group	197,700 a	9,100,131
Olin	400,000	8,588,000
Universal Forest Products	48,000	3,047,520
		20,735,651
Process Industries--5.1%
Agrium	415,300	10,490,478
Albany International, Cl. A	218,800	8,334,092
Chesapeake	246,400	3,420,032
GrafTech International	729,100 a	4,447,510
Headwaters	233,600 a,b	9,294,944
Pioneer Cos.	181,000 a	5,520,500
		41,507,556
Producer Manufacturing--5.4%
Actuant, Cl. A	173,700 b	10,633,914
Dynamic Materials	163,000 b	5,809,320
Encore Wire	194,600 a	6,593,048
Gardner Denver	174,500 a	11,377,400
Steel Technologies	159,200	3,868,560
Wabtec	178,600	5,822,360
		44,104,602
Retail Trade--6.9%
Conn's	229,391 a,b	7,835,997
Finish Line, Cl. A	500,000	8,225,000
Great Atlantic & Pacific Tea	29,700 a	1,037,421
Hibbett Sporting Goods	197,250 a	6,507,277
Pacific Sunwear of California	459,200 a	10,175,872
Sonic Automotive	179,400	4,980,144
Talbots	300,000 b	8,061,000
Tuesday Morning	378,300	8,734,947
		55,557,658

Technology Services--9.0%
Albany Molecular Research	124,200 a,b	1,261,872
Apria Healthcare Group	132,400 b	3,042,552
Bottomline Technologies	94,200 a	1,293,366
Click Commerce	176,100 a,b	4,215,834
eCollege.com	285,800 a	5,384,472
Genesis HealthCare	172,300 a,b	7,570,862
InfoSpace	204,300 a,b	5,710,185
Integrated Device Technology	205,030 a	3,046,746
Intergraph	231,500 a,b	9,644,290
Internet Capital Group	102,100 a	961,782
Magellan Health Services	147,000 a	5,949,090
Per-Se Technologies	283,545 a,b	7,559,310
Quest Software	206,700 a	3,451,890
Secure Computing	163,600 a	1,887,944
SYKES Enterprises	88,500 a	1,254,930
Trizetto Group	107,377 a	1,888,761
United Online	401,400	5,162,004
Vignette	246,300 a	3,632,925
		72,918,815
Transportation--1.5%
AAR	31,500 a	897,120
Skywest	397,600	11,637,752
		12,534,872
Utilities--1.5%
Otter Tail	30,200	866,438
UIL Holdings	83,300	4,360,755
Vectren	257,200	6,784,936
		12,012,129
Total Common Stocks
(cost $678,780,274)		805,176,842

Other Investment--.0%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $209,000)	209,000 c	209,000

Investment of Cash Collateral for
Securities Loaned--14.2%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $115,422,839)	115,422,839 c	115,422,839

Total Investments (cost $794,412,113)	113.5%	920,808,681
Liabilities, Less Cash and Receivables	(13.5%)	(109,806,731)
Net Assets	100.0%	811,001,950

a Non-income producing security.
b	All or a portion of these securities are on loan. At March 31, 2006, the total market value of the portfolio's securities on
	loan is $111,396,275 and the total market value of the collateral held by the portfolio is $115,422,839.
c	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Disciplined Stock Portfolio
March 31, 2006 (Unaudited)

Common Stocks--101.0%	Shares		Value ($)

Basic Industries--2.0%
Air Products & Chemicals	7,760		521,394
Dow Chemical	11,880		482,328
E I Du Pont de Nemours & Co.	9,240		390,020
PPG Industries	4,720		299,012
Smurfit-Stone Container	21,000	a	284,970
			1,977,724
Capital Goods--11.2%
Eaton	7,600		554,572
Emerson Electric	15,720		1,314,664
Empresa Brasileira de Aeronautica, ADR	15,300	b	563,805
General Electric	90,990		3,164,632
Lockheed Martin	15,670		1,177,287
Rockwell Automation	9,830		706,875
Steel Dynamics	8,100		459,513
Textron	11,570		1,080,522
Thermo Electron	16,000	a	593,440
Tyco International	16,520		444,058
United Technologies	15,990		926,940
			10,986,308
Consumer Non-Durables--5.7%
Cadbury Schweppes, ADR	32,670		1,306,800
General Mills	10,110		512,375
Kellogg	11,810		520,112
PepsiCo	21,820		1,260,978
Procter & Gamble	35,234		2,030,183
			5,630,448
Consumer Services--13.0%
Accenture, Cl. A	16,820		505,777
Advance Auto Parts	16,410		683,312
Cendant	56,920		987,562
Coach	14,250	a	492,765
CVS	36,200		1,081,294
Hilton Hotels	66,760		1,699,710
Home Depot	22,600		955,980
JC Penney	14,670		886,215
Kroger	24,660		502,078
McDonald's	33,930		1,165,835
Omnicom Group	6,140		511,155
Target	22,380		1,163,984
Time Warner	54,600		916,734
Walt Disney	41,700		1,163,013
			12,715,414
Consumer Staples--3.2%
Altria Group	44,650		3,163,899
Energy--10.4%
Chevron	13,300		771,001
ConocoPhillips	23,810		1,503,601
Devon Energy	20,800		1,272,336
Exxon Mobil	52,220		3,178,109
GlobalSantaFe	17,000		1,032,750
Marathon Oil	6,660		507,292

Nabors Industries	7,410 a	530,408
Weatherford International	29,700 a	1,358,775
		10,154,272
Financial Services--21.1%
American International Group	14,391	951,101
Bank of America	61,850	2,816,649
Capital One Financial	5,740	462,185
Chubb	6,050	577,412
CIT Group	21,620	1,157,102
Citigroup	38,530	1,820,157
E*Trade Financial	35,510 a	958,060
Hartford Financial Services Group	11,460	923,103
JPMorgan Chase & Co.	73,160	3,046,382
Lehman Brothers Holdings	4,570	660,502
Merrill Lynch & Co.	20,660	1,627,182
Morgan Stanley	12,330	774,571
Prudential Financial	16,880	1,279,673
Wachovia	37,380	2,095,149
WR Berkley	12,330	715,880
Zions Bancorporation	8,360	691,623
		20,556,731
Health Care--12.6%
AmerisourceBergen	20,520	990,500
Amgen	13,060 a	950,115
Barr Pharmaceuticals	11,630 a	732,457
Fisher Scientific International	14,480 a	985,364
IMS Health	28,930	745,526
Invitrogen	7,310 a	512,650
Johnson & Johnson	23,110	1,368,574
Medtronic	16,730	849,047
Novartis, ADR	18,690	1,036,174
Omnicare	10,140	557,599
Pfizer	33,894	844,638
WellPoint	15,340 a	1,187,776
Wyeth	32,730	1,588,060
		12,348,480
Technology--14.0%
Amphenol, Cl. A	11,510	600,592
Broadcom, Cl. A	15,270 a	659,053
Cisco Systems	102,500 a	2,221,175
Citrix Systems	19,050 a	721,995
Hewlett-Packard	51,120	1,681,848
International Business Machines	19,780	1,631,257
Microsoft	110,360	3,002,896
NCR	13,910 a	581,299
Qualcomm	32,510	1,645,331
Texas Instruments	30,380	986,439
		13,731,885
Transportation--2.4%
Burlington Northern Santa Fe	12,700	1,058,291
Norfolk Southern	16,440	888,911
US Airways Group	10,460 a	418,400
		2,365,602
Utilities--5.4%
AT & T	31,200	843,648
Constellation Energy Group	13,490	738,038
PG & E	36,360	1,414,404
Sempra Energy	26,710	1,240,947

Verizon Communications	31,300	1,066,078
		5,303,115
Total Common Stocks
(cost $81,548,439)		98,933,878

	Principal
Short-Term Investments--.9%	Amount ($)	Value ($)

U.S. Treasury Bills
4.33%, 4/6/06	157,000	156,944
4.37%, 4/13/06	341,000	340,574
4.53%, 4/20/06	411,000	410,120
Total Short-Term Investments
(cost $907,426)		907,638

Other Investment--.5%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $487,000)	487,000 [c]	487,000

Investment of Cash Collateral for
Securities Loaned--.6%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $596,700)	596,700 [c]	596,700

Total Investments (cost $83,539,565)	103.0%	100,925,216
Liabilities, Less Cash and Receivables	(3.0%)	(2,921,905)
Net Assets	100.0%	98,003,311

ADR - American Depository Receipts
a Non-income producing security.
b	All or a portion of this security is on loan. At March 31, 2006 the total market value of the portfolio's security on loan is
	$563,805 and the total market value of the collateral held by the portfolio is $596,700.
c	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Growth & Income Portfolio
March 31, 2006 (Unaudited)

Common Stocks--98.8%	Shares	Value ($)

Basic Industries--2.6%
Air Products & Chemicals	35,400	2,378,526
E I Du Pont de Nemours & Co.	65,500	2,764,755
		5,143,281
Capital Goods--10.3%
Corning	62,200 [a]	1,673,802
Danaher	66,200	4,207,010
Emerson Electric	41,600	3,479,008
General Electric	245,400	8,535,012
Textron	28,500	2,661,615
		20,556,447
Consumer Non-Durables--3.8%
Cadbury Schweppes, ADR	23,900	956,000
PepsiCo	56,300	3,253,577
Procter & Gamble	56,900	3,278,578
		7,488,155
Consumer Services--12.2%
3M	40,700	3,080,583
Advance Auto Parts	71,600	2,981,424
CVS	126,300	3,772,581
Hilton Hotels	131,600	3,350,536
Home Depot	72,400	3,062,520
McDonald's	63,000	2,164,680
News, Cl. A	134,100	2,227,401
Target	70,700	3,677,107
		24,316,832
Consumer Staples--2.6%
Altria Group	73,600	5,215,296
Energy--12.1%
Anadarko Petroleum	23,700	2,393,937
Chesapeake Energy	54,900	1,724,409
Chevron	37,600	2,179,672
ConocoPhillips	33,300	2,102,895
Exxon Mobil	145,300	8,842,958
Grant Prideco	54,700 [a]	2,343,348
Transocean	28,600 [a]	2,296,580
Weatherford International	49,500 [a]	2,264,625
		24,148,424
Financial Services--20.0%
Affiliated Managers Group	30,300 [a,b]	3,230,283

Axis Capital Holdings	129,400	3,869,060
Bank of America	154,000	7,013,160
Capital One Financial	51,500	4,146,780
Countrywide Financial	124,300	4,561,810
JPMorgan Chase & Co.	158,400	6,595,776
Merrill Lynch & Co.	69,400	5,465,944
Wachovia	92,900	5,207,045
		40,089,858
Health Care--13.1%
Abbott Laboratories	73,800	3,134,286
Alcon	27,400	2,856,724
Amgen	27,000 [a]	1,964,250
Caremark Rx	28,500 [a]	1,401,630
Fisher Scientific International	17,800 [a]	1,211,290
Genzyme	32,400 [a]	2,177,928
Medtronic	54,800	2,781,100
Novartis, ADR	57,500	3,187,800
WellPoint	43,500 [a]	3,368,205
Wyeth	84,700	4,109,644
		26,192,857
Technology--15.8%
Adobe Systems	34,200	1,194,264
Advanced Micro Devices	36,400 [a]	1,207,024
Apple Computer	14,400 [a]	903,168
Broadcom, Cl. A	28,800 [a]	1,243,008
Cisco Systems	149,500 [a]	3,239,665
Citrix Systems	42,400 [a]	1,606,960
Electronic Arts	43,900 [a]	2,402,208
EMC/Massachusetts	72,900 [a]	993,627
Google, Cl. A	2,327 [a]	907,530
Intel	80,100	1,549,935
International Business Machines	34,900	2,878,203
Microchip Technology	65,200	2,366,760
Microsoft	223,000	6,067,830
Motorola	44,600	1,021,786
Qualcomm	56,100	2,839,221
Yahoo!	33,500 [a]	1,080,710
		31,501,899
Transportation--1.7%
Burlington Northern Santa Fe	41,700	3,474,861
Utilities--4.6%
AT & T	103,900	2,809,456
PG & E	27,500 [b]	1,069,750
Sempra Energy	37,900	1,760,834
Southern	53,600	1,756,472
Verizon Communications	53,500	1,822,210
		9,218,722

Total Common Stocks
(cost $172,813,050)		197,346,632

Other Investment--.9%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,839,000)	1,839,000 [c]	1,839,000

Investment of Cash Collateral for
Securities Loaned--2.1%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $4,114,500)	4,114,500 [c]	4,114,500

Total Investments (cost $178,766,550)	101.8%	203,300,132
Liabilities, Less Cash and Receivables	(1.8%)	(3,619,658)
Net Assets	100.0%	199,680,474

ADR - American Depository Receipts

a	Non-income producing security
b	All or a portion of these securities are on loan. At March 31, 2006, the total market value of the portfolio's securities on loan is $4,000,503 and the total market value of the collateral held by the portfolio is $4,114,500.
c	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment: International Equity
March 31, 2006 (Unaudited)

Common Stocks--96.7%	Shares	Value ($)

Australia--1.0%
ABC Learning Centres	45,300	270,220
Excel Coal	59,869	321,541
		591,761
Belgium--.7%
KBC Groep	4,044	434,043
Brazil--8.3%
All America Latina Logistica (Units)	17,261	1,076,659
Brasil Telecom Participacoes, ADR	24,545	890,738
Diagnosticos da America	20,580 a	532,569
Gafisa	9,400 a	100,689
Natura Cosmeticos	74,000	878,835
Petroleo Brasileiro, ADR (Pfd Block)	17,701	1,413,425
		4,892,915
Canada--5.8%
Canadian Pacific Railway	7,105	354,489
EnCana	7,699	359,335
Goldcorp	16,332	477,918
Oncolytics Biotech	151,225 a	783,516
Paramount Resources	13,235	472,071
Petro-Canada	12,880	610,854
Talisman Energy	6,436	341,835
		3,400,018
France--6.9%
Accor	8,969	516,850
Alcatel	33,335	515,678
AXA	28,646	1,004,963
Sanofi-Aventis	5,918	562,772
Societe Generale	5,986	899,904
Vivendi Universal	16,663	572,059
		4,072,226
Germany--10.6%
Allianz	4,542	758,971
Comdirect Bank	48,957	603,147
DaimlerChrysler	9,532	547,331
Deutsche Bank	3,841	438,079
Deutsche Boerse	6,717	968,300
Deutsche Post	13,778	344,329
Deutsche Postbank	8,002	580,453
Deutsche Wohnen	1,476	470,251
MLP	18,154	443,574
Praktiker Bau- und Heimwerkermaerkte	11,470	334,864
Siemens	4,276	398,493
Tipp24	13,428	401,787
		6,289,579
India--.5%

Reliance Industries, GDR	8,306 b	295,577
Ireland--1.2%
Irish Life & Permanent	29,833	715,566
Italy--1.0%
UniCredito Italiano	79,585	575,081
Japan--15.4%
Fuji Television Network	278	694,262
Hakuhodo DY Holdings	4,300	359,779
Japan Tobacco	210	738,501
Keihin Electric Express Railway	53,000	434,445
Matsui Securities	60,800	842,859
Mitsubishi	29,000	660,183
Mitsubishi UFJ Financial Group	90	1,376,088
Nikko Cordial	55,000	911,021
Nippon Express	66,000	374,500
Nissan Motor	51,300	609,194
Toyota Motor	22,800	1,245,309
Yamato Holdings	41,000	839,329
		9,085,470
Malaysia--.7%
Bursa Malaysia	250,000	400,478
Mexico--.7%
Desarrolladora Homex, ADR	11,170 a	394,636
Netherlands--4.0%
ASML Holding	31,584 a	644,695
ING Groep	24,955	985,514
Koninklijke Philips Electronics	21,972	742,345
		2,372,554
Norway--3.9%
Norsk Hydro	7,142	989,010
Statoil	29,478	849,679
Stolt Offshore	31,322 a	492,019
		2,330,708
Russia--2.5%
AFK Sistema, GDR	25,028	610,683
LUKOIL, ADR	10,322	860,855
		1,471,538
Singapore--1.8%
MobileOne	720	1,047
Singapore Airlines	73,000	632,152
Singapore Post	609,000	452,032
		1,085,231
South Korea--4.1%
KT&G, GDR	32,018 b	902,908
Samsung	31,160	798,481
Samsung Electronics, GDR	2,207 b	721,137
		2,422,526
Sweden--.8%
Telefonaktiebolaget LM Ericsson, Cl. B	119,191	452,942
Switzerland--6.7%
Nestle	1,325	393,142
Novartis	17,578	977,080

Roche Holding		5,467	813,574
UBS		9,755	1,071,008
Zurich Financial Services		3,077	722,480
			3,977,284
Thailand--2.9%
Bank of Ayudhya		1,429,300	672,828
Banpu		119,100	456,486
Siam Commercial Bank		362,800	601,945
			1,731,259
United Kingdom--17.2%
Anglo American		9,913	381,761
Barclays		81,035	947,622
BHP Billiton		60,374	1,102,260
BP		73,658	845,369
British American Tobacco		17,445	422,239
Cable & Wireless		295,183	559,935
GlaxoSmithKline		47,653	1,245,235
HSBC Holdings		68,764	1,152,160
ICAP		104,753	813,925
Old Mutual		240,449	840,202
Prudential		81,401	943,422
Standard Chartered		36,493	907,355
			10,161,485
Total Common Stocks
	(cost $44,007,849)		57,152,877

Preferred Stocks--1.1%

Germany;
Henkel
	(cost $463,908)	5,398	631,288

Total Investments (cost $44,471,757)		97.8%	57,784,165
Cash and Receivables (Net)		2.2%	1,320,429
Net Assets		100.0%	59,104,594
ADR - American Depository Receipts
GDR - Global Depository Receipts
a	Non-income producing security
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in
	transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these
	securities amounted to $1,919,622 or 3.2% of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment: International Value
March 31, 2006 (Unaudited)

Common Stocks--94.6%	Shares	Value ($)

Australia--2.2%
Amcor	224,720	1,191,108
Insurance Australia Group	107,940	422,808
National Australia Bank	53,836	1,453,409
TABCORP Holdings	51,840	574,247
		3,641,572
Belgium--.9%
Fortis	42,650	1,521,053
Brazil--.7%
Petroleo Brasileiro, ADR	11,380	986,305
Telecomunicacoes Brasileiras, ADR	7,380	251,437
		1,237,742
Finland--1.4%
M-real, Cl. B	113,320	750,899
Nokia	17,200	355,880
Nokia, ADR	17,530	363,222
UPM-Kymmene	40,188	949,333
		2,419,334
France--10.5%
BNP Paribas	19,855	1,837,927
Carrefour	52,410	2,787,188
Credit Agricole	37,250	1,448,953
France Telecom	108,640	2,442,617
Lafarge	8,710	986,546
Peugeot Citroen	7,900	498,725
Sanofi-Aventis	19,220	1,827,724
Thomson	54,590	1,077,263
Total	11,920	3,143,564
Valeo	37,458	1,565,947
		17,616,454
Germany--8.7%
Allianz	6,400	1,069,443
Deutsche Bank	14,730	1,680,005
Deutsche Lufthansa	79,167	1,415,527
Deutsche Post	93,170	2,328,428
Deutsche Telekom	78,230	1,319,168
E.ON	8,099	891,341
Hannover Rueckversicherung	37,060	1,370,629
Infineon Technologies	146,360 a	1,508,827
Medion	9,600	125,598
Metro	15,430	792,163
Siemens	13,680	1,274,880
Volkswagen	11,860	889,186
		14,665,195
Greece--.6%
Public Power	44,540	1,046,742

Hong Kong--1.2%
Bank of East Asia	394,111	1,427,239
Citic Pacific	198,400	595,757
		2,022,996
Ireland--1.4%
Bank of Ireland	122,176	2,264,461
Kerry Group, Cl. A	5,200	124,852
		2,389,313
Italy--3.3%
Benetton Group	13,270	198,047
ENI	60,395	1,717,856
Mediaset	64,100	754,765
UniCredito Italiano	272,400	1,968,363
Unipol	267,620	868,032
		5,507,063
Japan--26.5%
77 Bank	149,500	1,151,807
Aeon	41,600	1,008,860
Aiful	24,312	1,608,753
Ajinomoto	61,500	656,662
Astellas Pharma	21,500	816,352
Canon	29,500	1,952,049
Dentsu	376	1,363,788
Fuji Heavy Industries	66,500	390,894
Fuji Photo Film	67,000	2,236,653
Funai Electric	12,100	1,196,381
Hino Motors	94,500	594,011
JS Group	53,600	1,151,905
Kao	45,200	1,190,231
KDDI	333	1,779,206
Kuraray	83,900	986,346
Mabuchi Motor	19,800	1,019,223
Matsumotokiyoshi	30,000	858,781
Minebea	74,800	516,563
Mitsubishi UFJ Financial Group	71	1,085,581
Nippon Express	442,200	2,509,149
Nippon Paper Group	132	570,720
Nissan Motor	184,100	2,186,212
ORIX	930	289,526
Ricoh	82,300	1,607,900
Rinnai	34,300	1,028,490
Rohm	20,800	2,199,703
Sekisui Chemical	182,500	1,545,572
Sekisui House	97,400	1,452,830
SFCG	2,298	519,819
Shin-Etsu Chemical	6,800	369,097
Shinsei Bank	212,000	1,483,865
Skylark	55,500	992,376
Sohgo Security Services	21,794	349,333
Sumitomo Mitsui Financial Group	210	2,318,965
Takefuji	27,590	1,736,606
TDK	16,200	1,220,590

Toyoda Gosei	35,900	786,766
		44,731,565
Mexico--1.1%
Coca-Cola Femsa, ADR	28,200	936,240
Telefonos de Mexico, ADR	37,372	840,123
		1,776,363
Netherlands--5.8%
ABN AMRO Holding	43,838	1,313,826
Aegon	73,573	1,360,959
Heineken	51,229	1,943,682
Koninklijke Philips Electronics	54,850	1,853,159
Royal Dutch Shell, Cl. A	67,442	2,109,474
VNU	16,860	547,981
Wolters Kluwer	23,635	589,235
		9,718,316
Portugal--.3%
Energias de Portugal	145,380	570,607
Singapore--2.5%
DBS Group Holdings	254,930	2,570,272
United Overseas Bank	161,400	1,557,395
		4,127,667
South Africa--.5%
Nedbank Group	40,570	845,634
South Korea--1.5%
Korea Electric Power, ADR	32,340	698,544
KT, ADR	38,300	815,790
SK Telecom, ADR	46,170	1,089,150
		2,603,484
Spain--2.1%
Banco Popular Espanol	23,343	343,857
Banco Santander Central Hispano	33,350	486,822
Gamesa Corporacion Tecnologica	42,560	818,213
Iberdrola	9,220	297,545
Repsol YPF	22,530	639,744
Repsol YPF, ADR	35,340	1,007,190
		3,593,371
Sweden--.5%
Svenska Cellulosa, Cl. B	18,730	822,377
Switzerland--5.9%
Ciba Specialty Chemicals	30,306	1,811,356
Clariant	45,460 a	704,050
Nestle	6,515	1,933,071
Novartis	34,470	1,916,028
Swiss Reinsurance	24,170	1,688,175
UBS	17,700	1,943,295
		9,995,975
Taiwan--.6%
United Microelectronics, ADR	303,299	1,034,250
United Kingdom--16.4%
Anglo American	52,175	2,009,318
Barclays	154,320	1,804,615
Boots Group	80,993	1,011,820

BP	212,782	2,442,088
BT Group	207,851	801,180
Centrica	343,230	1,677,600
Diageo	99,234	1,561,899
GKN	102,534	591,949
GlaxoSmithKline	104,568	2,732,499
HSBC Holdings	95,706	1,603,582
Reed Elsevier	96,550	925,372
Royal Bank of Scotland Group	85,463	2,779,334
Royal Dutch Shell, Cl. A	10,270	320,616
Sainsbury (J)	146,415	845,283
Smiths Group	53,100	911,393
Travis Perkins	10,440	302,539
Trinity Mirror	94,780	938,029
Unilever	168,543	1,723,657
Vodafone Group	1,293,412	2,706,130
		27,688,903
Total Common Stocks
(cost $131,374,840)		159,575,976
	Principal
Short-Term Investments--3.5%	Amount ($)	Value ($)

U.S. Treasury Bills;
4.39%, 4/13/2006
(cost $5,906,339)	5,915,000	5,907,606

Total Investments (cost $137,281,179)	98.1%	165,483,582
Cash and Receivables (Net)	1.9%	3,222,877
Net Assets	100.0%	168,706,459
ADR - American Depository Receipts
a Non-income producing security

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment: Limited Term High Yield Portfolio
March 31, 2006 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--95.0%	Rate (%)	Date	Amount ($)	Value ($)

Advertising--.2%
RH Donnelley,
Sr. Sub. Notes	10.88	12/15/12	39,000 a	43,436
Aerospace & Defense--1.9%
Alliant Techsystems,
Sr. Sub. Notes	6.75	4/1/16	30,000	30,450
Argo-Tech,
Sr. Notes	9.25	6/1/11	78,000	82,680
DRS Technologies,
Sr. Sub. Notes	6.88	11/1/13	29,000	29,145
L-3 Communications,
Conv. Bonds	3.00	8/1/35	35,000 a	36,137
L-3 Communications,
Sr. Sub. Notes, Ser. B	6.38	10/15/15	100,000	99,000
L-3 Communications,
Sr. Sub. Notes	7.63	6/15/12	75,000	77,813
TransDigm,
Sr. Sub. Notes	8.38	7/15/11	155,000	162,750
				517,975
Agricultural--.2%
Alliance One International,
Sr. Notes	11.00	5/15/12	55,000	53,075
Airlines--.7%
Northwest Airlines,
Pass-Through Ctfs., Ser. 1996-1	7.67	1/2/15	108,335	104,898
United AirLines,
Pass-Through Ctfs., Ser. 2000-2	7.81	10/1/09	73,641 b	73,324
				178,222
Automotive, Trucks & Parts--1.5%
Cooper-Standard Automotive,
Sr. Sub. Notes	8.38	12/15/14	35,000	27,475
Goodyear Tire & Rubber,
Sr. Notes	9.00	7/1/15	170,000 c	173,400
Polypore International,
Sr. Discount Notes	0.00	10/1/12	131,000 d	83,840
United Components,
Sr. Sub. Notes	9.38	6/15/13	48,000	46,560
Visteon,
Sr. Notes	8.25	8/1/10	90,000	74,700
				405,975
Banking--2.1%
Chevy Chase Bank,
Sub. Notes	6.88	12/1/13	265,000	272,950
Colonial Bank Montgomery Alabama,
Sub. Notes	9.38	6/1/11	75,000	84,837

Shinsei Finance Cayman,
Bonds	6.42	1/1/49	100,000 a	98,606
Washington Mutual Preferred
Funding Delaware, Bonds,
Ser. A-1	6.53	3/15/49	100,000 a,e	97,244
				553,637
Building & Construction--3.0%
Asia Aluminum,
Secured Notes	8.00	12/23/11	34,000 a	32,300
Beazer Homes,
Sr. Notes	6.88	7/15/15	125,000	119,375
Compression Polymers,
Sr. Notes	10.50	7/1/13	65,000 a	66,625
DR Horton,
Sr. Notes	8.50	4/15/12	65,000	69,279
Goodman Global,
Sr. Notes, Ser. B	7.49	6/15/12	125,000 e	127,812
Goodman Global,
Sr. Sub. Notes	7.88	12/15/12	29,000	28,782
Nortek,
Sr. Sub. Notes	8.50	9/1/14	85,000 c	86,912
Owens Corning,
Notes	0.00	5/1/08	175,000 b	142,187
Standard-Pacific,
Sr. Notes	6.50	8/15/10	125,000	120,000
Texas Industries,
Sr. Notes	7.25	7/15/13	15,000	15,525
				808,797
Chemicals--4.7%
Airgas,
Sr. Sub. Notes	6.25	7/15/14	75,000	74,250
Huntsman International,
Sr. Notes	9.88	3/1/09	29,000	30,450
Huntsman International,
Sr. Sub. Notes	10.13	7/1/09	239,000	246,170
Huntsman International,
Sr. Notes	11.63	10/15/10	14,000	15,925
Ineos Group,
Notes	8.50	2/15/16	165,000 a,c	157,575
Nalco,
Sr. Notes	7.75	11/15/11	50,000	50,875
Nalco,
Sr. Sub. Notes	8.88	11/15/13	275,000	287,375
Nova Chemicals,
Sr. Notes	7.56	11/15/13	75,000 e	75,750
PQ,
Sr. Sub. Notes	7.50	2/15/13	20,000	19,300
Rhodia,
Sr. Notes	10.25	6/1/10	170,000	191,462
Rockwood Specialties,
Sr. Sub. Notes	10.63	5/15/11	70,000	77,175
Westlake Chemical,

Notes	6.63	1/15/16	40,000 c	39,750
				1,266,057
Commercial & Professional Services--1.4%
Brickman,
Sr. Sub. Notes, Ser. B	11.75	12/15/09	62,000	67,657
Corrections Corp of America,
Sr. Sub. Notes	6.25	3/15/13	175,000	173,031
Hertz,
Sr. Notes	8.88	1/1/14	65,000 a	67,762
Hertz,
Sr. Sub. Notes	10.50	1/1/16	30,000	32,700
Williams Scotsman,
Sr. Notes	8.50	10/1/15	35,000	35,919
				377,069
Commercial Mortgage Pass - Through Ctfs.--.3%
Global Signal Trust,
Ser. 2006-1, Cl. F,	7.04	2/15/36	95,000 a	94,046
Consumer Products--1.0%
Chattem,
Sr. Sub. Notes	7.00	3/1/14	65,000	65,244
Playtex Products,
Sr. Sub. Notes	9.38	6/1/11	160,000	168,000
Rayovac,
Sr. Sub. Notes	8.50	10/1/13	32,000	29,760
				263,004
Diversified Financial Services--8.0%
BCP Crystal US,
Sr. Sub. Notes	9.63	6/15/14	155,000	172,437
CCM Merger,
Notes	8.00	8/1/13	70,000 a	70,000
Consolidated Communications
Illinois/Texas, Sr. Notes	9.75	4/1/12	65,000	69,225
E*Trade Financial,
Sr. Notes	7.38	9/15/13	25,000	25,625
FINOVA,
Notes	7.50	11/15/09	145,200	49,005
Ford Motor Credit,
Global Landmark Securities	5.63	10/1/08	120,000	109,801
Ford Motor Credit,
Notes	5.70	11/16/06	315,000 e	314,114
Ford Motor Credit,
Notes	5.79	9/28/07	50,000 e	48,010
GMAC,
Notes	4.38	10/31/07	120,000 f	139,954
GMAC,
Notes	5.13	5/9/08	85,000 c	80,034
GMAC,
Sr. Notes	5.38	6/6/11	80,000 f	89,046
GMAC,
Debs.	6.13	1/22/08	90,000	85,619
GMAC,
Notes	7.75	1/19/10	230,000	224,433

K&F Acquisition,
Sr. Sub. Notes	7.75	11/15/14	35,000 c	35,612
Kansas City Southern Railway,
Sr. Notes	9.50	10/1/08	70,000	75,075
Leucadia National,
Sr. Notes	7.00	8/15/13	75,000	75,563
Nell AF SARL,
Sr. Notes	8.38	8/15/15	75,000 a,c	74,813
Noble,
Sr. Notes	6.63	3/17/15	100,000 a	88,567
Residential Capital,
Sr. Notes	6.38	6/30/10	205,000	206,711
Residential Capital,
Sr. Notes	6.88	6/30/15	55,000 c	57,436
Stena AB,
Sr. Notes	7.50	11/1/13	66,000 c	65,505
				2,156,585
Diversified Metals & Mining--2.2%
Consol Energy,
Notes	7.88	3/1/12	223,000	236,938
CSN Islands VIII,
Sr. Notes	10.50	1/15/15	85,000 a	99,238
Freeport-McMoRan Copper & Gold,
Sr. Notes	6.88	2/1/14	90,000	90,450
Gibraltar Industries,
Sr. Sub. Notes	8.00	12/1/15	60,000 a	60,900
Southern Copper,
Sr. Notes	6.38	7/27/15	100,000	97,663
				585,189
Electric Utilities--10.1%
AES,
Sr. Sub. Notes	8.88	2/15/11	450,000 c	487,125
AES,
Sr. Sub. Notes	9.38	9/15/10	75,000	82,125
Allegheny Energy Supply,
Bonds	8.25	4/15/12	346,000 a	381,032
CMS Energy,
Sr. Notes	9.88	10/15/07	159,000	169,931
FPL Energy National Wind,
Notes	6.13	3/25/19	141,285 a	137,638
Mirant Americas Generation,
Sr. Notes	8.30	5/1/11	100,000	104,000
Mirant,
Sr. Notes	7.38	12/31/13	260,000	266,500
MSW Energy/Finance,
Sr. Secured Notes, Ser. B	7.38	9/1/10	40,000	41,400
MSW Energy/Finance,
Sr. Secured Notes, Ser. B	8.50	9/1/10	85,000	90,525
Nevada Power,
First Mortgage	6.50	4/15/12	32,000	32,776
Nevada Power,
Mortgage, Bonds Ser. A	8.25	6/1/11	70,000	77,201

Nevada Power,
Notes, Ser. E	10.88	10/15/09	41,000	44,418
NRG Energy,
Sr. Notes	7.25	2/1/14	70,000	71,312
Reliant Energy,
Sr. Secured, Notes	9.25	7/15/10	270,000	271,687
Sierra Pacific Power,
Mortgage Notes	6.25	4/15/12	50,000	50,640
Sierra Pacific Resources,
Sr. Notes	8.63	3/15/14	219,000 c	238,803
TECO Energy,
Sr. Notes	6.75	5/1/15	40,000	41,300
TXU,
Sr. Notes	5.55	11/15/14	150,000 c	141,059
				2,729,473
Environmental Control--1.2%
Allied Waste,
Sr. Notes, Ser. B	8.50	12/1/08	225,000	237,656
Allied Waste,
Sr. Notes, Ser. B	9.25	9/1/12	37,000	40,099
Geo Sub,
Sr. Notes	11.00	5/15/12	56,000	55,440
				333,195
Food & Beverages--2.2%
Agrilink Foods,
Sr. Sub. Notes	11.88	11/1/08	16,000	16,400
Corn Products International,
Sr. Notes	8.45	8/15/09	57,000	61,668
Del Monte,
Sr. Sub. Notes	8.63	12/15/12	62,000 e	65,797
Dole Foods,
Sr. Notes	8.63	5/1/09	49,000	49,490
Dole Foods,
Debs.	8.75	7/15/13	46,000	45,425
Dole Foods,
Sr. Notes	8.88	3/15/11	32,000	31,840
Ingles Markets,
Sr. Sub. Notes	8.88	12/1/11	25,000	26,250
Smithfield Foods,
Sr. Notes	7.00	8/1/11	60,000	60,000
Stater Brothers,
Sr. Notes	8.13	6/15/12	170,000	170,638
Stater Brothers,
Sr. Notes	8.41	6/15/10	50,000 e	51,312
				578,820
Health Care--3.9%
Angiotech Pharmaceuticals,
Sr. Sub. Notes	7.75	4/1/14	20,000 a	20,300
Coventry Health Care,
Sr. Notes	8.13	2/15/12	115,000	121,325
DaVita,
Sr. Sub. Notes	7.25	3/15/15	100,000 c	101,000

Extendicare Health Services,
Sr. Notes	9.50	7/1/10	40,000	42,450
Fresenius Finance,
Sr. Notes	5.00	1/31/13	15,000 a,f	18,295
Hanger Orthopedic,
Sr. Notes	10.38	2/15/09	30,000	30,525
HCA,
Notes	8.75	9/1/10	235,000	256,071
Psychiatric Solutions,
Sr. Sub. Notes	7.75	7/15/15	35,000	35,787
Tenet Healthcare,
Sr. Notes	9.88	7/1/14	231,000	235,042
Triad Hospitals,
Sr. Sub. Notes	7.00	11/15/13	201,000	198,990
				1,059,785
Lodging & Entertainment--7.7%
AMC Entertainment,
Sr. Sub. Notes	9.88	2/1/12	70,000	69,300
Chumash Casino & Resort
Enterprise, Sr. Notes	9.52	7/15/10	40,000 a	42,500
Cinemark,
Sr. Discount Notes	0.00	3/15/14	180,000	138,600
Gaylord Entertainment,
Sr. Notes	6.75	11/15/14	65,000 c	63,700
Isle of Capri Casinos,
Sr. Sub. Notes	7.00	3/1/14	34,000	33,745
Isle of Capri Casinos,
Sr. Sub. Notes	9.00	3/15/12	57,000	60,776
Leslie's Poolmart,
Sr. Notes	7.75	2/1/13	55,000	55,550
Mandalay Resort,
Sr. Notes	6.50	7/31/09	127,000	127,476
Mashantucket Western Pequot Tribe,
Bonds	5.91	9/1/21	190,000 a	182,501
MGM Mirage,
Notes	8.50	9/15/10	129,000	138,675
Mohegan Tribal Gaming Authority,
Sr. Notes	6.13	2/15/13	170,000	168,512
Mohegan Tribal Gaming Authority,
Sr. Sub. Notes	6.38	7/15/09	157,000	157,000
Mohegan Tribal Gaming Authority,
Sr. Sub. Notes	8.00	4/1/12	85,000	89,462
Park Place Entertainment,
Sr. Sub. Notes	7.88	3/15/10	79,000	84,332
Penn National Gaming,
Sr. Sub. Notes	6.75	3/1/15	35,000	35,175
Penn National Gaming,
Sr. Sub. Notes	6.88	12/1/11	80,000	81,800
Resorts International Hotel and
Casino, First Mortgage	11.50	3/15/09	55,000	60,637
Royal Caribbean Cruises,
Sr. Notes	8.75	2/2/11	124,000	137,480

Seneca Gaming,
Sr. Notes, Ser. B	7.25	5/1/12	60,000	60,900
Speedway Motorsports,
Sr. Sub. Notes	6.75	6/1/13	150,000	150,750
Turning Stone Casino Resort
Enterprise, Sr. Notes	9.13	12/15/10	45,000 a	47,025
Wynn Las Vegas Capital,
First Mortgage Notes	6.63	12/1/14	85,000 c	82,981
				2,068,877
Machinery--2.2%
Case New Holland,
Sr. Notes	9.25	8/1/11	209,000	224,153
Columbus McKinnon,
Sr. Sub. Notes	8.88	11/1/13	40,000	42,200
Douglas Dynamics,
Sr. Notes	7.75	1/15/12	215,000 a	209,625
Terex,
Sr. Sub. Notes	7.38	1/15/14	105,000	108,150
				584,128
Manufacturing--.8%
Bombardier,
Notes	6.30	5/1/14	100,000 a	92,250
JB Poindexter & Co,
Sr. Notes	8.75	3/15/14	152,000	121,600
				213,850
Media--6.2%
Adelphia Communications,
Sr. Notes, Ser. B	7.75	1/15/09	103,000 b	61,285
Charter Communications,
Sr. Notes	8.75	11/15/13	154,000	150,535
CSC Holdings,
Sr. Notes	7.25	4/15/12	66,000 a	64,845
CSC Holdings,
Sr. Notes, Ser. B	8.13	7/15/09	100,000	103,875
CSC,
Sr. Notes	7.88	12/15/07	123,000	125,767
Dex Media East Finance,
Sr. Sub. Notes, Ser. B	9.88	11/15/09	11,000	11,797
Dex Media East Finance,
Sr. Sub. Notes, Ser. B	12.13	11/15/12	207,000	237,533
Dex Media West Finance,
Sr. Sub. Notes, Ser. B	9.88	8/15/13	153,000	170,021
DirecTV Holdings/Financing,
Sr. Notes	8.38	3/15/13	116,000	124,410
Entercom Radio Capital,
Sr. Sub. Notes	7.63	3/1/14	35,000	35,875
Kabel Deutschland,
Sr. Notes	10.63	7/1/14	87,000 a	93,307
LBI Media,
Sr. Discount Notes	0.00	10/15/13	97,000 d	72,750
Lodgenet Entertainment,
Sr. Sub. Debs.	9.50	6/15/13	28,000	30,380

Nexstar Finance,
Sr. Discount Notes	0.00	4/1/13	148,000 d	122,100
Pegasus Communications,
Sr. Sub. Notes, Ser. B	0.00	8/1/07	130,411 b	13,041
Radio One,
Sr. Sub. Notes, Ser. B	8.88	7/1/11	90,000	94,950
Salem Communications,
Sr. Sub. Notes, Ser. B	9.00	7/1/11	138,000	145,245
				1,657,716
Oil & Gas--9.2%
ANR Pipeline,
Notes	8.88	3/15/10	150,000	160,313
Colorado Interstate Gas,
Sr. Notes	5.95	3/15/15	75,000	72,352
Dynegy,
Sr. Notes	8.38	5/1/16	130,000 a	130,000
Dynegy,
Secured Notes	9.88	7/15/10	153,000 a	168,465
Dynegy,
Secured Notes	10.13	7/15/13	134,000 a	153,691
El Paso Production,
Sr. Notes	7.75	6/1/13	109,000	113,496
El Paso,
Debs.	6.50	6/1/08	57,000 a	57,143
El Paso,
Notes	7.63	9/1/08	256,000 a	262,400
Hanover Compressor,
Sr. Notes	8.63	12/15/10	66,000	69,548
Hanover Compressor,
Sr. Notes	9.00	6/1/14	84,000	90,720
Hanover Equipment Trust,
Sr. Secured Notes, Ser. A	8.50	9/1/08	114,000	117,135
Hanover Equipment Trust,
Sr. Secured Notes, Ser. B	8.75	9/1/11	11,000	11,564
McMoRan Exploration,
Sr. Notes	5.25	10/6/11	57,000 a	66,619
Northwest Pipeline,
Sr. Notes	8.13	3/1/10	155,000	164,300
Pogo Producing,
Sr. Sub. Notes	6.63	3/15/15	135,000	133,650
Southern Natural Gas,
Notes	8.88	3/15/10	123,000	131,456
Whiting Petroleum,
Sr. Sub. Notes	7.25	5/1/13	155,000	155,388
Williams Cos.,
Notes	6.99	10/1/10	100,000 a,e	102,625
Williams Cos.,
Notes	7.13	9/1/11	100,000	103,375
Williams Cos.,
Notes	7.88	9/1/21	150,000	162,000
Williams Cos.,
Notes	8.75	3/15/32	50,000	58,750

				2,484,990
Packaging & Containers--6.8%
Ball,
Notes	6.88	12/15/12	150,000	154,125
Berry Plastics,
Sr. Sub. Notes	10.75	7/15/12	95,000	104,975
Crown Americas Capital,
Sr. Notes	7.63	11/15/13	445,000 a	462,800
Crown Americas Capital,
Sr. Notes	7.75	11/15/15	255,000 a	265,838
Norampac,
Sr. Notes	6.75	6/1/13	75,000	71,813
Owens-Brockway,
Sr. Notes	6.75	12/1/14	28,000	27,510
Owens-Brockway,
Sr. Secured Notes	7.75	5/15/11	60,000	62,850
Owens-Brockway,
Sr. Notes	8.25	5/15/13	30,000	31,500
Owens-Brockway,
Sr. Secured Notes	8.75	11/15/12	9,000	9,675
Owens-Brockway,
Sr. Secured Notes	8.88	2/15/09	50,000	52,313
Owens-Illinois,
Debs.	7.80	5/15/18	175,000	174,563
Plastipak,
Sr. Notes	8.50	12/15/15	150,000 a	153,750
Solo Cup,
Sr. Sub. Notes	8.50	2/15/14	90,000	85,050
Stone Containers,
Sr. Notes	9.75	2/1/11	180,000	185,850
				1,842,612
Paper & Forest Products--1.4%
Appleton Papers,
Sr. Sub. Notes	9.75	6/15/14	185,000 c	184,538
Buckeye Technologies,
Sr. Notes	8.50	10/1/13	80,000	81,000
Georgia-Pacific,
Sr. Notes	8.00	1/15/24	55,000	55,756
Temple-Inland,
Bonds	6.63	1/15/18	55,000	56,259
				377,553
Property-Casualty Insurance--.4%
Hanover Insurance,
Sr. Debs.	7.63	10/15/25	100,000	101,542
Real Estate Investment Trusts--1.1%
BF Saul,
Sr. Secured Notes	7.50	3/1/14	150,000	154,500
Host Marriott,
Sr. Notes, Ser. M	7.00	8/15/12	150,000	153,938
				308,438
Retail--1.8%
Amerigas Partners,

Sr. Notes	7.25	5/20/15	80,000	80,400
Central European Distributor,
Sr. Secured Bonds	8.00	7/25/12	50,000 a,f	66,554
JC Penney,
Sr. Notes	8.00	3/1/10	101,000	109,240
Neiman-Marcus,
Sr. Notes	9.00	10/15/15	40,000	42,500
Rite Aid,
Sr. Secured Notes	8.13	5/1/10	70,000	71,838
Rite Aid,
Sr. Secured Notes	12.50	9/15/06	64,000	66,240
VICORP Restaurants,
Sr. Notes	10.50	4/15/11	64,000	60,000
				496,772
State Government--.5%
Erie County Tobacco Asset
Securitization, Asset-Backed
Bonds, Ser. E	6.00	6/1/28	25,000	24,518
Tobacco Settlement Authority of
Iowa, Asset-Backed Bonds,
Ser. A	6.50	6/1/23	100,000	98,216
				122,734
Structured Index--.7%
AB Svensk Exportkredit,
GSNE-ER Indexed Notes	0.00	2/5/07	190,000 a,g	191,425
Technology--2.2%
Dresser,
Sr. Sub. Notes	9.38	4/15/11	137,000	143,850
Fisher Scientific International,
Sr. Sub. Notes	6.13	7/1/15	125,000	122,656
Freescale Semiconductor,
Sr. Notes	6.88	7/15/11	230,000	236,325
Imax,
Sr. Notes	9.63	12/1/10	66,000	70,290
Sungard Data Systems,
Sr. Notes	9.43	8/15/13	20,000 a,e	21,200
				594,321
Telecommunications--6.6%
American Tower,
Sr. Notes	7.13	10/15/12	86,000	89,870
American Towers,
Sr. Sub. Notes	7.25	12/1/11	42,000	43,995
Hawaiian Telcom Communications,
Sr. Notes	9.95	5/1/13	75,000 a,e	75,375
Innova S de RL,
Notes	9.38	9/19/13	128,000	144,000
Intelsat Subsidiary Holding,
Sr. Notes	8.25	1/15/13	105,000	107,363
Intelsat Subsidiary Holding,
Notes	9.61	1/15/12	85,000	86,806
Qwest Communications
International, Sr. Notes,

Ser. B	7.50	2/15/14	255,000	263,925
Qwest,
Bank Note, Ser. B	6.95	6/30/10	50,000	50,813
Qwest,
Sr. Notes	7.88	9/1/11	55,000	58,988
Qwest,
Sr. Notes	8.16	6/15/13	50,000 e	55,250
Qwest,
Bank Note, Ser. A	8.53	6/30/07	74,800	76,577
Rogers Wireless,
Secured Notes	7.25	12/15/12	150,000	158,813
Rural Cellular,
Sr. Notes	9.88	2/1/10	35,000	37,538
SBA Telecommunications,
Sr. Discount Notes	0.00	12/15/11	258,000 d	247,680
UbiquiTel Operating,
Sr. Notes	9.88	3/1/11	86,000	94,385
US Unwired,
Sr. Secured Notes, Ser. B	10.00	6/15/12	142,000	159,928
Wind Acquisition Finance,
Sr. Bonds	10.75	12/1/15	35,000 a	37,975
				1,789,281
Textiles & Apparel--1.0%
INVISTA,
Notes	9.25	5/1/12	260,000 a	279,500
Transportation--1.6%
CHC Helicopter,
Sr. Sub. Notes	7.38	5/1/14	96,000	98,400
Gulfmark Offshore,
Sr. Sub. Notes	7.75	7/15/14	113,000	115,825
TFM, S.A. de C.V.,
Sr. Notes	10.25	6/15/07	214,000	224,700
				438,925
Total Bonds and Notes
(cost $25,509,023)				25,557,003

Preferred Stocks--2.0%			Shares	Value ($)

Banking--1.2%
Sovereign Capital Trust IV,
Conv., $2.1875			6,850	312,531
Media--.8%
Paxson Communications,
Cum. Conv., $975			16 a	111,487
Spanish Broadcasting System
(Units) Cum. Conv., Ser. B			98	106,395
				217,882
Total Preferred Stocks
(cost $584,315)				530,413

Common Stocks--.5%			Shares	Value ($)

Chemicals--.0%
Huntsman			626 h	12,082

Electric Utilities--.3%
Mirant Corp.		3,081 h	77,016
Entertainment--.0%
Trump Entertainment Resorts		1 h	17
Pipelines--.2%
Williams Cos.		2,111	45,154
Telecommunications--.0%
iPCS		27 h	1,269
Total Common Stocks
	(cost $148,021)		135,538

Other Investment--.6%		Shares	Value ($)

Registered Investment Company
Dreyfus Institutional Preferred
	Plus Money Market Fund
	(cost $150,000)	150,000 i	150,000
Investment of Cash Collateral for
Securities Loaned--7.2%		Shares	Value ($)

Registered Investment Company
Dreyfus Institutional Cash
	Advantage Plus Fund
	(cost $1,931,220)	1,931,220 i	1,931,220

Total Investments (cost $28,322,579)		105.2%	28,304,174
Liabilities, Less Cash and Receivables		(5.2%)	(1,388,670)
Net Assets		100.0%	26,915,529

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in
	transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these
	securities amounted to $4,983,414 or 18.5% of net assets.
b	Non-income producing--security in default.
c	All or a portion of these securities are on loan. At March 31, 2006, the total market value of the fund's securities
	on loan is $1,863,281 and the total market value of the collateral held by the fund is $1,931,220.
d	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
e	Variable rate security--interest rate subject to periodic change.
f	Principal amount stated in U.S. Dollars unless otherwise noted. CAD--Canadian Dollars GBP--British Pound
	ISK--Icelandic Krona MXN--Mexican New Peso NZD--New Zealand Dollar PLN-- Polish Zloty ZAR--South African Rand
g	Security linked to Goldman Sachs Non-Energy--Excess Return Index.
h	Non-income producing security
i	Investments in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Money Market Portfolio
March 31, 2006 (Unaudited)

	Principal
Negotiable Bank Certificate of Deposit--12.1%	Amount ($)	Value ($)

Bank of America N.A.
4.82%, 3/21/07	5,000,000 a	5,000,000
DEPFA BANK PLC (Yankee)
4.66%, 4/10/06	5,000,000	5,000,000
Washington Mutual Bank
4.90%, 6/23/06	5,000,000	5,000,000
Total Negotiable Bank Certificate of Deposit
(cost $15,000,000)		15,000,000

Commercial Paper--75.6%

Abbey National North America LLC
4.57%, 4/4/06	5,000,000	4,998,110
Atlantis One Funding Corp.
4.58%, 4/4/06	5,000,000 b	4,998,104
Bear Stearns Cos. Inc.
4.58%, 4/3/06	5,000,000	4,998,736
BNP Paribas Finance Inc.
4.85%, 4/3/06	5,000,000	4,998,653
Bryant Park Funding LLC
4.66%, 4/24/06	5,000,000 b	4,985,242
CAFCO LLC
4.58%, 4/6/06	5,000,000 b	4,996,844
CC (USA) Inc.
4.90%, 6/23/06	5,000,000 b	4,944,205
Citigroup Global Markets Holdings Inc.
4.58%, 4/3/06	5,000,000	4,998,736
FCAR Owner Trust, Ser. I
4.91%, 6/23/06	5,000,000	4,944,090
Fortis Funding LLC
4.59%, 4/3/06	5,000,000 b	4,998,731
Gemini Securitization Corp., LLC
4.57%, 4/3/06	4,000,000 b	3,998,991
HSBC USA Inc.
4.60%, 4/3/06	5,000,000	4,998,728
IXIS Corporate & Investment Bank
4.70%, 5/17/06	5,000,000	4,970,324
Links Finance LLC
4.90%, 6/21/06	5,000,000 b	4,945,550
PB Finance (Delaware) Inc.
4.61%, 4/3/06	5,000,000	4,998,725
Preferred Receivables Funding Corp.
4.65%, 4/10/06	5,000,000 b	4,994,212
Premier Asset Collateralized Entity LLC
4.66%, 4/24/06	5,000,000 b	4,985,226
Sheffield Receivables Corp.
4.59%, 4/3/06	5,000,000 b	4,998,729
Solitaire Funding Ltd.
4.65%, 4/21/06	5,000,000 b	4,987,167
Total Commercial Paper
(cost $93,739,103)		93,739,103

Corporate Notes--9.7%

Harrier Finance Funding Ltd.
4.83%, 4/1/06	4,000,000 a,b	4,000,000
Toyota Motor Credit Corp.
4.81%, 8/8/06	4,000,000 a,b	4,000,000
Wells Fargo & Co.
4.60%, 4/4/06	4,000,000 a	4,000,000
Total Corporate Notes
(cost $12,000,000)		12,000,000

Time Deposits--2.9%

State Street Bank and Trust Co., Boston, MA (Grand Cayman)
4.88%, 4/3/06
(cost $3,552,000)	3,552,000	3,552,000

Total Investments (cost $124,291,103)	100.3%	124,291,103
Liabilities, Less Cash and Receivables	(.3%)	(424,684)
Net Assets	100.0%	123,866,419

a	Variable rate security--interest rate subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in
	transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities
	amounted to $61,833,001 or 49.9% of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund: Quality Bond Portfolio
March 31, 2006 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--135.8%	Rate (%)	Date	Amount ($)	Value ($)

Aerospace & Defense--.4%
L-3 Communications,
Sr. Sub. Notes, Ser. B	6.38	10/15/15	115,000	113,850
L-3 Communications,
Sr. Sub. Notes	7.63	6/15/12	415,000	430,563
Raytheon,
Sr. Notes	5.50	11/15/12	210,000	209,263
				753,676
Agricultural--.4%
Altria,
Notes	7.00	11/4/13	805,000	866,744
Airlines--.0%
US Airways,
Enhanced Equip. Notes, Ser. C	8.93	10/15/09	270,471 a,b	27
Asset-Backed Ctfs./Automobile Receivables--4.4%
AmeriCredit Automobile Receivables
Trust, Ser. 2005-DA, Cl. A2	4.75	1/6/09	675,000	674,197
Capital One Auto Finance Trust,
Ser. 2005-C, Cl. A2	4.48	10/15/08	775,000	773,581
Capital One Prime Auto Receivables
Trust, Ser. 2006-1, Cl. A1	4.87	3/15/07	500,000	500,059
Chase Manhattan Auto Owner Trust,
Ser. 2005-B, Cl. A2	4.77	3/15/08	675,000	674,178
Ford Credit Auto Owner Trust,
Ser. 2005-B, Cl. B	4.64	4/15/10	650,000	639,118
Honda Auto Receivables Owner
Trust, Ser. 2005-5, Cl. A1	4.22	11/15/06	698,812	698,652
WFS Financial Owner Trust,
Ser. 2003-3, Cl. A4	3.25	5/20/11	4,525,000	4,442,773
WFS Financial Owner Trust,
Ser. 2005-2, Cl. B	4.57	11/19/12	325,000	319,540
				8,722,098
Asset-Backed Ctfs./Credit Cards--.4%
Capital One Multi-Asset Execution
Trust, Ser. 2004-C1, Cl. C1	3.40	11/16/09	860,000	847,022
Asset-Backed Ctfs./Home Equity Loans--4.3%
Accredited Mortgage Loan Trust,
Ser. 2006-1, Cl. A1	4.88	4/25/36	700,000 c	700,000
Accredited Mortgage Loan Trust,
Ser. 2005-1, Cl. A2A	4.92	4/25/35	80,767 c	80,823
Accredited Mortgage Loan Trust,
Ser. 2005-2, Cl. A2A	4.92	7/25/35	320,731 c	320,905
Accredited Mortgage Loan Trust,
Ser. 2005-3, Cl. A2A	4.92	9/25/35	584,390 c	584,846
ACE Securities,
Ser. 2005-HE1, Cl. A2A	4.94	2/25/35	128,303 c	128,405
Ameriquest Mortgage Securities,
Ser. 2003-11, Cl. AF6	5.14	1/25/34	525,000	518,813

Bear Stearns Asset Backed
Securities, Ser. 2005-TC1,
Cl. A1	4.93	5/25/35	184,051 c	184,047
Bear Stearns Asset-Backed
Securities I, Ser. 2005-HE3,
Cl. A1	4.90	3/25/35	102,458 c	102,536
Bear Stearns Asset-Backed
Securities I, Ser. 2005-HE2,
Cl. 1A1	4.93	2/25/35	60,147 c	60,190
Bear Stearns Asset-Backed
Securities, Ser. 2005-HE4,
Cl. 1A1	4.92	4/25/35	238,287 c	238,467
Centex Home Equity,
Ser. 2005-D, Cl. AV1	4.93	10/25/35	579,004 c	579,456
First NLC Trust,
Ser. 2005-3, Cl. AV2	5.05	12/25/35	525,000 c	525,324
Fremont Home Loan Trust,
Ser. 2005-1, Cl. 2A1	4.92	6/25/35	6,719 c	6,722
Home Equity Asset Trust,
Ser. 2005-5, Cl. 2A1	4.93	11/25/35	776,512 c	777,088
Home Equity Asset Trust,
Ser. 2005-8, Cl. 2A1	4.93	2/25/36	515,758 c	516,191
JP Morgan Mortgage Acquisition,
Ser. 2005-FRE1, Cl. A2F	5.38	7/25/27	872,941	869,388
Mastr Asset Backed Securities
Trust, Ser. 2005-WMC1, Cl. A3	4.92	3/25/35	96,175 c	96,184
Morgan Stanley ABS Capital I,
Ser. 2005-NC2, Cl. A3A	4.90	3/25/35	218,918 c	219,086
Morgan Stanley Home Equity Loans,
Ser. 2005-2, Cl. A2A	4.91	5/25/35	245,760 c	245,691
Residential Asset Securities,
Ser. 2005-EMX1, Cl. AI1	4.92	3/25/35	215,665 c	215,836
Residential Asset Securities,
Ser. 2005-AHL2, Cl. A1	4.92	10/25/35	677,976 c	678,513
Residential Asset Securities,
Ser. 2005-EMX3, Cl. AI1	4.93	9/25/35	583,826 c	584,296
Residential Funding Mortgage
Securities, Ser. 2006-HSA2,
Cl. AI2	5.50	3/25/36	140,000	139,424
				8,372,231
Asset-Backed Ctfs./Manufactured Housing--1.0%
Green Tree Financial,
Ser. 1994-7, Cl. M1	9.25	3/15/20	421,199	438,821
Origen Manufactured Housing,
Ser. 2005-A, Cl. A1	4.06	7/15/13	622,433	618,798
Origen Manufactured Housing,
Ser. 2005-B, Cl. A1	5.25	2/15/14	830,722	831,173
				1,888,792
Asset-Backed Ctfs./Other--7.0%
Citigroup Mortgage Loan Trust,
Ser. 2005-OPT3, Cl. A1A	4.91	5/25/35	465,498 c	465,567
Countrywide Asset-Backed Ctfs. II,
Ser. 2005-2, Cl. 2A1	4.91	8/25/35	55,124 c	55,126
Credit-Based Asset Servicing and
Securitization, Ser. 2005-CB4,

Cl. AV1	4.92	8/25/35	389,297 c	389,538
Credit-Based Asset Servicing and
Securitization, Ser. 2005-CB7,
Cl. AF1	5.21	11/25/36	966,255	961,731
Credit-Based Asset Servicing and
Securitization, Ser. 2005-CB8,
Cl. AF1B	5.45	12/25/35	909,370	905,874
Credit-Based Asset Servicing and
Securitization, Ser. 2006-CB1,
Cl. AF1	5.46	1/25/36	1,086,705	1,082,716
Credit-Based Asset Servicing and
Securitization, Ser. 2006-CB2,
Cl. AF1	5.72	12/25/36	272,717	271,901
First Franklin Mortgage Loan
Asset-Backed Ctfs.,
Ser. 2005-FFH3, Cl. 2A1	4.95	9/25/35	629,112 c	629,588
Merrill Lynch Mortgage Investors,
Ser. 2005-WMC1, Cl. A2A	4.92	9/25/35	4,705 c	4,708
Morgan Stanley ABS Capital I,
Ser. 2005-WMC2, Cl. A2A	4.90	2/25/35	79,348 c	79,404
Morgan Stanley ABS Capital I,
Ser. 2005-WMC6, Cl. A2A	4.93	7/25/35	361,944 c	362,222
Ownit Mortgage Loan Asset Backed
Ctfs., Ser. 2005-2, Cl. A2A	4.93	3/25/36	338,044 c	338,091
Ownit Mortgage Loan Asset Backed
Ctfs., Ser. 2006-1, Cl. AF1	5.42	12/25/36	815,227	811,258
Popular ABS Mortgage Pass-Through
Trust, Ser. 2005-D, Cl. A1	5.36	1/25/36	918,626	914,956
Residential Asset Mortgage
Products, Ser. 2005-RZ1, Cl. A1	4.92	12/25/34	307,950 c	308,192
Residential Asset Mortgage
Products, Ser. 2005-RS3,
Cl. AIA1	4.92	3/25/35	503,339 c	503,733
Residential Asset Mortgage
Products, Ser. 2005-EFC5,
Cl. A1	4.92	10/25/35	762,776 c	763,380
Residential Asset Mortgage
Products, Ser. 2005-RS2,
Cl. AII1	4.93	2/25/35	207,106 c	207,286
Residential Asset Mortgage
Products, Ser. 2004-RS12,
Cl. AII1	4.95	6/25/27	270,025 c	270,245
Saxon Asset Securities Trust,
Ser. 2004-2, Cl. AF2	4.15	8/25/35	2,298,000	2,277,305
Saxon Asset Securities Trust,
Ser. 2005-3, Cl. A2A	4.94	11/25/35	514,840 c	515,220
Soundview Home Equity Loan Trust,
Ser. 2005-B, Cl. M3	5.83	5/25/35	225,000	222,029
Specialty Underwriting &
Residential Finance,
Ser. 2006-BC2, Cl. A2A	4.81	2/25/37	1,215,000 c	1,215,000
Specialty Underwriting &
Residential Finance,
Ser. 2005-BC1, Cl. A1A	4.93	12/25/35	171,947 c	172,077
				13,727,147

Auto Manufacturing--.2%
DaimlerChrysler,
Notes	4.88	6/15/10	175,000	168,814
DaimlerChrysler,
Notes	8.50	1/18/31	180,000	211,173
				379,987
Automotive, Trucks & Parts--.1%
Johnson Controls,
Sr. Notes	5.25	1/15/11	110,000	108,283
Banking--6.6%
Chevy Chase Bank,
Sub. Notes	6.88	12/1/13	260,000	267,800
Chuo Mitsui Trust & Banking,
Sub. Notes	5.51	12/1/49	565,000 d	537,163
Colonial Bank of Montgomery
Alabama, Sub. Notes	6.38	12/1/15	500,000	502,921
Colonial Bank of Montgomery
Alabama, Sub. Notes	8.00	3/15/09	140,000	146,187
HBOS Capital,
Notes	6.07	6/30/14	2,590,000 d.e	2,593,699
Manufacturers & Traders Trust,
Sub. Notes	5.59	12/28/20	275,000	269,085
NB Capital Trust IV,
Capital Securities	8.25	4/15/27	620,000	658,919
Northern Rock,
Sub. Notes	5.60	4/30/49	535,000 c,d	522,211
Rabobank Capital Funding II,
Bonds	5.26	12/31/13	1,385,000 c,d	1,333,317
Regions Financial,
Sr. Notes	4.80	8/8/08	825,000 c	825,715
Resona Bank,
Notes	5.85	4/15/16	475,000 d	461,766
Shinsei Finance Cayman,
Bonds	6.42	1/1/49	295,000 c,d	290,889
Sovereign Bancorp,
Sr. Notes	4.80	9/1/10	525,000 d	507,564
Sumitomo Mitsui Banking,
Notes	5.63	7/15/49	315,000 c,d	306,129
US Bank,
Notes, Ser. BNT1	4.75	9/29/06	1,325,000 c	1,325,391
USB Capital IX,
Bonds	6.19	4/1/49	410,000 c	406,818
Wachovia Bank,
Sub. Notes	5.00	8/15/15	495,000	470,484
Washington Mutual,
Sub. Notes	4.63	4/1/14	970,000	888,335
Wells Fargo & Co.,
Sub. Notes	6.38	8/1/11	290,000	302,730
Zions Bancorporation,
Sub. Notes	6.00	9/15/15	465,000	471,435
				13,088,558
Building & Construction--.4%
American Standard,
Sr. Notes	7.38	2/1/08	265,000	272,788
American Standard,

Sr. Notes	7.63	2/15/10	450,000	475,376
				748,164
Chemicals--1.3%
ICI Wilmington,
Notes	5.63	12/1/13	640,000	620,492
ICI Wilmington,
Notes	7.05	9/15/07	150,000	152,642
Lubrizol,
Sr. Notes	4.63	10/1/09	445,000	431,486
Lubrizol,
Sr. Debs.	6.50	10/1/34	600,000	594,233
RPM International,
Sr. Notes	4.45	10/15/09	450,000	429,551
RPM International,
Bonds	6.25	12/15/13	420,000	416,724
				2,645,128
Commercial & Professional Services--.6%
Erac USA Finance,
Bonds	5.60	5/1/15	310,000 d	302,476
Erac USA Finance,
Notes	7.95	12/15/09	210,000 d	226,350
RR Donnelley & Sons,
Notes	4.95	4/1/14	680,000	624,859
				1,153,685
Commercial Mortgage Pass - Through Ctfs.--4.2%
Banc of America Commercial
Mortgage, Ser. 2005-2, Cl. A2	4.25	7/10/43	875,000	858,983
Bayview Commercia Asset Trust,
Ser. 2006-SP1, Cl. A1	5.09	4/25/36	175,000 c,d	175,055
Bayview Commercial Asset Trust,
Ser. 2004-1, Cl. A	5.18	4/25/34	313,583 c,d	314,171
Bayview Commercial Asset Trust,
Ser. 2003-1, Cl. A	5.40	8/25/33	256,505 c,d	258,168
Bayview Commercial Asset Trust,
Ser. 2003-2, Cl. A	5.40	12/25/33	322,685 c,d	323,693
Bayview Commercial Asset Trust,
Ser. 2006-1A, B2	6.52	3/25/36	124,560 c,d	124,715
Bayview Commercial Asset Trust,
Ser. 2005-3A, Cl. B3	7.82	11/25/35	146,557 c,d	149,970
Bayview Commercial Asset Trust,
Ser. 2005-4A, Cl. B3	8.32	1/25/36	98,991 c,d	98,991
Calwest Industrial Trust,
Ser. 2002-CALW, Cl. A	4.43	2/15/17	1,000,000 d	1,035,379
Citigroup/Deutsche Bank Commercial
Mortgage, Ser. 2006-CD2,
Cl. A2	5.41	1/15/46	340,000	339,311
Crown Castle Towers,
Ser. 2005-1A, Cl. D	5.61	6/15/35	240,000 d	233,625
Global Signal Trust,
Ser. 2006-1, Cl. D	6.05	2/15/36	340,000 d	338,494
Global Signal Trust,
Ser. 2006-1, Cl. E	6.50	2/15/36	170,000 d	169,604
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2005-LDP5, Cl. A2	5.20	12/15/44	725,000	719,231

Merrill Lynch Mortgage Trust,
Ser. 2005-CIP1, Cl. A2	4.43	8/12/10	505,000	496,137
Merrill Lynch Mortgage Trust,
Ser. 2005-CKI1, Cl. A2	5.22	11/12/37	165,000	164,177
Morgan Stanley Capital I,
Ser. 2006-T21, Cl. A2	5.09	10/12/52	500,000	493,144
Washington Mutual Asset
Securities, Ser. 2003-C1A,
Cl. A	3.83	1/25/35	2,021,901 d	1,933,863
				8,226,711
Diversified Financial Services--5.8%
Amvescap,
Notes	5.38	2/27/13	550,000	531,446
Bear Stearns Cos.,
Notes	4.50	10/28/10	325,000	312,826
Boeing Capital,
Sr. Notes	7.38	9/27/10	490,000	528,339
CIT Group,
Sr. Notes	4.75	8/15/08	470,000	464,125
Countrywide Home Loans,
Notes, Ser. L	4.00	3/22/11	290,000	269,722
Credit Suisse First Boston USA,
Notes	5.13	8/15/15	490,000 e	469,701
Glencore Funding,
Notes	6.00	4/15/14	675,000 d	643,600
Goldman Sachs Group,
Notes	4.50	6/15/10	525,000	506,421
HSBC Finance Capital Trust IX,
Notes	5.91	11/30/35	625,000	614,321
ILFC E-Capital Trust I,
Bonds	5.90	12/21/65	175,000 d,e	170,012
ILFC E-Capital Trust II,
Bonds	6.25	12/21/65	260,000 c,d	249,620
Jefferies Group,
Sr. Notes	5.50	3/15/16	685,000	654,439
John Deere Capital,
Sr. Notes, Ser. D	4.40	7/15/09	320,000	310,877
JPMorgan Chase & Co.,
Sub. Notes	5.13	9/15/14	780,000 e	750,998
Lehman Brothers Holdings E-Capital
Trust I, Notes	5.55	8/19/65	100,000 c,d	100,387
Lehman Brothers,
Notes	5.50	4/4/16	155,000	152,243
MBNA,
Notes	6.13	3/1/13	750,000	775,968
Mizuho JGB Investment,
Bonds, Ser. A	9.87	6/30/08	425,000 d	461,646
Morgan Stanley,
Sub. Notes	4.75	4/1/14	1,097,000	1,025,157
Morgan Stanley,
Sr. Notes	4.83	2/9/09	475,000 c	475,759
MUFG Capital Finance Tier 1,
Sr. Sub. Notes	6.35	3/15/49	310,000 c,d	306,166
Nuveen Investments,
Sr. Notes	5.00	9/15/10	285,000	275,566

Residential Capital,
Notes	6.13	11/21/08	225,000	225,496
Residential Capital,
Sr. Notes	6.38	6/30/10	1,070,000	1,078,929
Windsor Financing,
Sr. Notes	5.88	7/15/17	130,000 d	128,995
				11,482,759
Diversified Metals & Mining--.6%
Falconbridge,
Bonds	5.38	6/1/15	75,000	70,336
Falconbridge,
Notes	6.00	10/15/15	195,000	191,166
Ispat Inland,
Secured Notes	9.75	4/1/14	50,000	56,643
Southern Copper,
Sr. Notes	7.50	7/27/35	280,000	273,161
Teck Cominco,
Notes	7.00	9/15/12	500,000	531,665
				1,122,971
Electric Utilities--1.3%
Consumers Energy,
First Mortgage	5.00	2/15/12	655,000	630,455
Dominion Resources,
Sr. Notes, Ser. A	7.20	9/15/14	450,000	485,291
FirstEnergy,
Sr. Notes, Ser. B	6.45	11/15/11	300,000	310,784
FPL Energy National Wind,
Secured Notes	5.61	3/10/24	95,038 d	91,535
Mirant,
Sr. Notes	7.38	12/31/13	230,000 d	235,750
Nevada Power,
Mortgage Notes	5.95	3/15/16	100,000 d	98,937
Nisource Finance,
Sr. Notes	5.25	9/15/17	375,000	352,679
NiSource Finance,
Sr. Notes	5.34	11/23/09	200,000 c	200,842
Sierra Pacific Power,
Mortgage Notes	6.25	4/15/12	200,000	202,559
				2,608,832
Environmental Control--.8%
Republic Services,
Notes	6.09	3/15/35	700,000	682,410
Waste Management,
Sr. Notes	6.88	5/15/09	270,000	280,933
Waste Management,
Sr. Notes	7.00	7/15/28	525,000	563,682
				1,527,025
Food & Beverages--1.0%
Bavaria,
Sr. Notes	8.88	11/1/10	925,000 d	1,003,625
H.J. Heinz,
Notes	6.43	12/1/08	225,000 d	229,113
Safeway,
Sr. Notes	7.25	2/1/31	375,000	398,555
Stater Brothers,

Sr. Notes	8.13	6/15/12	195,000 e	195,731
Tyson Foods,
Sr. Notes	6.60	4/1/16	200,000	197,899
				2,024,923
Foreign Government--1.9%
Argentina Bonos,
Bonds	4.89	8/3/12	685,000 c	563,413
Banco Nacional de Desenvolvimento
Economico e Social, Notes	5.73	6/16/08	660,000 c	644,490
Export-Import Bank of Korea,
Sr. Notes	4.50	8/12/09	575,000	559,012
Mexican Bonos,
Bonds, Ser. M	9.00	12/22/11	5,900,000 f	556,917
Republic of Peru,
Bonds	7.35	7/21/25	100,000	98,750
Republic of Peru,
Bonds	8.38	5/3/16	195,000	212,550
Republic of South Africa,
Notes	9.13	5/19/09	470,000	517,000
United Mexican States,
Notes	6.63	3/3/15	480,000	502,080
				3,654,212
Health Care--1.2%
Coventry Health Care,
Sr. Notes	5.88	1/15/12	160,000	159,200
HCA,
Sr. Notes	6.95	5/1/12	490,000	497,183
Medco Health Solutions,
Sr. Notes	7.25	8/15/13	155,000	167,130
Quest Diagnostics,
Sr. Notes	5.13	11/1/10	205,000	201,313
Teva Pharmaceutical Finance,
Bonds	6.15	2/1/36	325,000	307,330
United Healthcare,
Sr. Notes	5.38	3/15/16	500,000	489,791
WellPoint,
Notes	5.00	1/15/11	255,000	249,525
Wyeth,
Notes	6.95	3/15/11	325,000	344,930
				2,416,402
Lodging & Entertainment--1.1%
Harrah's Operating,
Notes	7.13	6/1/07	205,000	208,530
Harrah's Operating,
Sr. Notes	8.00	2/1/11	380,000	412,773
MGM Mirage,
Sr. Notes	6.00	10/1/09	205,000	202,950
Mohegan Tribal Gaming Authority,
Sr. Notes	6.13	2/15/13	345,000	341,981
Resorts International Hotel and
Casino, First Mortgage	11.50	3/15/09	560,000 d	617,400
Station Casinos,
Sr. Notes	6.00	4/1/12	450,000	446,063
				2,229,697
Media--1.3%

British Sky Broadcasting,
Notes	6.88	2/23/09	510,000	528,147
Comcast,
Notes	5.50	3/15/11	530,000 e	524,773
News America Holdings,
Debs.	7.70	10/30/25	425,000	459,940
Time Warner,
Gtd. Notes	6.75	4/15/11	480,000	498,340
Univision Communications,
Notes	7.85	7/15/11	560,000	587,948
				2,599,148
Oil & Gas--1.2%
Amerada Hess,
Notes	6.65	8/15/11	470,000 e	492,123
Enteprise Products Operating,
Sr. Notes, Ser. B	5.60	10/15/14	810,000	786,761
Oneok,
Notes	5.20	6/15/15	225,000	214,278
Pemex Project Funding Master
Trust, Notes	5.75	12/15/15	365,000 d	349,944
XTO Energy,
Sr. Notes	7.50	4/15/12	475,000	519,218
				2,362,324
Packaging & Containers--.4%
Crown Americas Capital,
Sr. Notes	7.63	11/15/13	325,000 d	338,000
Crown Americas Capital,
Sr. Notes	7.75	11/15/15	185,000 d	192,863
Sealed Air,
Notes	5.63	7/15/13	310,000 d	301,734
				832,597
Paper & Forest Products--.8%
Georgia-Pacific,
Sr. Notes	8.00	1/15/24	415,000	420,706
Sappi Papier,
Notes	6.75	6/15/12	145,000 d	138,107
Temple-Inland,
Bonds	6.63	1/15/18	400,000	409,154
Westvaco,
Debs.	7.95	2/15/31	250,000	269,841
Weyerhaeuser,
Debs.	7.38	3/15/32	245,000	262,397
				1,500,205
Property-Casualty Insurance--2.0%
Ace Capital Trust II,
Bonds	9.70	4/1/30	225,000	300,433
Aegon Funding,
Bonds	5.75	12/15/20	550,000	541,575
American International Group,
Notes	5.05	10/1/15	270,000 d	257,927
AON,
Capital Securities	8.21	1/1/27	300,000	344,355
Assurant,
Sr. Notes	6.75	2/15/34	400,000	416,184
ING Groep,

Bonds	5.78	12/8/49	400,000	389,803
MetLife,
Sr. Notes	5.00	6/15/15	1,050,000	1,001,127
Nippon Life Insurance,
Notes	4.88	8/9/10	475,000 d	460,762
Phoenix Cos.,
Sr. Notes	6.68	2/16/08	205,000	205,628
				3,917,794
Real Estate Investment Trusts--4.2%
Archstone-Smith Operating Trust,
Sr. Notes	5.25	5/1/15	525,000	505,538
Arden Realty,
Notes	5.25	3/1/15	350,000	342,180
Boston Properties,
Sr. Notes	5.00	6/1/15	470,000	441,312
Brandywine Operating Partnership,
Notes	5.41	4/1/09	350,000 c	350,164
Commercial Net Lease Realty,
Sr. Notes	6.15	12/15/15	210,000	207,486
Duke Realty,
Notes	3.50	11/1/07	520,000	505,916
Duke Realty,
Sr. Notes	5.88	8/15/12	1,250,000	1,264,648
EOP Operating,
Sr. Notes	7.00	7/15/11	595,000	626,731
ERP Operating,
Notes	5.13	3/15/16	350,000	332,644
ERP Operating,
Notes	5.25	9/15/14	85,000	82,528
ERP Operating,
Sr. Notes	5.38	8/1/16	145,000	140,365
Federal Realty Investment Trust,
Sr. Notes	5.65	6/1/16	325,000	318,786
Healthcare Realty Trust,
Sr. Notes	5.13	4/1/14	475,000	445,334
HRPT Properties Trust,
Sr. Notes	5.52	3/15/11	475,000 c	475,788
Mack-Cali Realty,
Notes	5.05	4/15/10	225,000	218,893
Mack-Cali Realty,
Notes	5.25	1/15/12	400,000	389,244
Mack-Cali Realty,
Bonds	5.80	1/15/16	400,000	391,312
Regency Centers,
Sr. Notes	5.25	8/1/15	145,000	138,352
Simon Property,
Notes	4.88	8/15/10	550,000	535,938
Socgen Real Estate,
Bonds	7.64	12/29/49	575,000 d	591,574
				8,304,733
Residential Mortgage Pass- Through Ctfs.--3.6%
Citigroup Mortgage Loan Trust,
Ser. 2005-WF2, Cl. AF2	4.92	8/25/35	770,113	762,614
Citigroup Mortgage Loan Trust,
Ser. 2005-WF2, Cl. AF7	5.25	8/25/35	950,000	916,035

Citigroup Mortgage Loan Trust,
Ser. 2006-WF1, Cl. A2A	5.70	3/1/36	475,000	474,666
Countrywide Alternative Loan
Trust, Ser. 2005-J4, Cl. 2A1B	4.94	7/25/35	316,672 c	316,734
First Horizon Alternative Mortgage
Securities, Ser. 2004-FA1,
Cl. 1A1	6.25	10/25/34	2,724,241	2,733,823
Impac Secured Assets CMN Owner
Trust, Ser. 2006-1, Cl. 2A1	5.17	1/25/36	290,000 c	290,000
Nomura Asset Acceptance,
Ser. 2005-AP2, Cl. A5	4.98	5/25/35	425,000	408,681
Nomura Asset Acceptance,
Ser. 2005-WF1, Cl. 2A5	5.16	3/25/35	475,000	459,824
Structured Adjustable Rate
Mortgage Loan Trust,
Ser. 2005-8XS, Cl. A1	4.92	4/25/35	123,154 c	123,193
Washington Mutual,
Ser. 2005-AR4, Cl. A4B	4.68	4/25/35	575,000 c	561,717
				7,047,287
Retail--.4%
Darden Restaurants,
Sr. Notes	6.00	8/15/35	315,000	282,199
May Department Stores,
Notes	6.65	7/15/24	575,000	584,998
				867,197
State Government--.3%
Erie County Tobacco Asset
Securitization, Asset-Backed
Bonds, Ser. E	6.00	6/1/28	400,000	392,280
Tobacco Settlement Authority of
Iowa, Asset-Backed Bonds,
Ser. A	6.50	6/1/23	210,000	206,254
				598,534
Structured Index--1.2%
AB Svensk Exportkredit,
GSNE-ER Indexed Notes	0.00	2/5/07	2,275,000 d,g	2,292,063
Technology--.1%
Freescale Semiconductor,
Sr. Notes	6.88	7/15/11	160,000	164,400
Telecommunications--2.3%
AT & T,
Notes	5.63	6/15/16	315,000	307,063
Deutsche Telekom International
Finance, Bonds	8.25	6/15/30	635,000 c	761,796
Koninklijke KPN,
Sr. Notes	8.38	10/1/30	820,000	905,118
New Cingular Wireless Services,
Sr. Notes	8.75	3/1/31	235,000	298,501
Nextel Communications,
Sr. Notes, Ser. F	5.95	3/15/14	280,000	277,549
Sprint Capital,
Notes	8.75	3/15/32	800,000	1,003,126
Telecom Italia Capital,
Notes	4.88	10/1/10	440,000	424,095
Verizon Global Funding,

Notes	4.88	8/15/07	320,000 c	320,093
Verizon Global Funding,
Bonds	5.85	9/15/35	200,000 e	179,980
Verizon Global Funding,
Notes	7.75	6/15/32	110,000	122,292
				4,599,613
Textiles & Apparel--.2%
Mohawk Industries,
Sr. Notes	5.75	1/15/11	400,000	396,921
Transportation--.2%
Ryder System,
Notes	5.00	6/15/12	325,000	308,045
U.S. Government Agencies/Mortgage-Backed--34.6%
Federal Home Loan Mortgage Corp.:
3.50%, 9/1/10			199,979	189,166
Multiclass Mortgage
Participation Ctfs. REMIC,
Ser. 2586, Cl. WE 4.00%,
12/15/32			1,037,132	959,573
Ser. 2764, Cl. IT 5.00%, 6/15/27			7,390,400 h	1,296,478
Federal National Mortgage Association:
4.50%			11,415,000 i	10,913,977
5.00%			30,935,000 i	29,667,343
5.50%			14,755,000 i	14,488,275
4.00%, 5/1/10			1,068,377	1,026,977
5.50%, 9/1/34			422,140	412,797
7%, 6/1/29-9/1/29			173,167	178,632
Government National Mortgage Association I:
5.50%, 4/15/33 - 3/15/34			3,637,688	3,605,858
Project Loan, 8.00%, 9/15/08			21,405	21,499
Ser. 2005-90, Cl. A, 3.76%, 7/16/28			820,197	784,429
Ser. 2005-29, Cl. A, 4.02%, 7/16/27			495,687	478,175
Ser. 2006-6, Cl. A, 4.05%, 10/16/23			124,650	120,770
Ser. 2006-3, Cl. A, 4.21%, 1/16/28			995,938	963,297
Ser. 2006-5, Cl. A, 4.24%, 7/16/29			723,690	700,094
Ser. 2005-32, Cl. B, 4.39%, 8/16/30			675,000	655,931
Ser. 2005-87, Cl. A, 4.45%, 5/16/25			594,234	578,912
Government National Mortgage Association II:
7.00%, 9/20/28 - 7/20/29			26,234	27,155
Ser. 2004-39, Cl. LC,
5.50%, 12/20/29			1,000,000	995,232
				68,064,570
U.S. Government Securities--38.0%
U.S. Treasury Bonds
4.50%, 2/15/36			4,050,000	3,801,306
5.25%, 11/15/28			2,028,000	2,082,979
U.S. Treasury Notes
2.25%, 4/30/06			25,650,000 j	25,607,933
3.63%, 4/30/07			11,900,000	11,749,345
4.38%, 12/31/07			3,275,000	3,249,927
4.50%, 2/15/16			10,060,000	9,787,282
4.75%, 3/31/11			5,110,000	5,097,230
4.75%, 5/15/14			25,000	24,789
7.00%, 7/15/06			13,490,000	13,575,904
				74,976,695

	Total Bonds and Notes
	(cost $271,633,391)		267,427,200

		Face Amount
		Covered by
	Options--.0%	Contracts ($)	Value ($)

	Call Options
	Dow Jones CDX.EM.4
	May 2006 @ 1.032	1,100,000	6,820
	Dow Jones CDX.EM.4
	May 2006 @ 1.032	900,000	3,600
	U.S. Treasuy Notes, 4.5%, 2/28/2011
	September 2006 @ 101.07	7,850,000	7,973
	Put Options
	6 Month Euribor Interest Rate Swap
	January 2007 @ 3.56	1,600,000	35,122
	U.S. Treasury 5 Year Note Future
	May 2006 @ 104.5	3,700,000	19,078
	Total Options
	(cost $64,997)		72,593

	Other Investment--7.9%	Shares	Value ($)

	Registered Investment Company;
	Dreyfus Institutional Preferred
	Plus Money Market Fund
	(cost $15,464,000)	15,464,000 [k]	15,464,000

	Investment of Cash Collateral for
	Securities Loaned--2.6%	Shares	Value ($)

	Registered Investment Company;
	Dreyfus Institutional Cash
	Advantage Plus Fund
	(cost $5,021,400)	5,021,400 [k]	5,021,400

	Total Investments (cost $292,183,788)	146.3%	287,985,193
	Liabilities, Less Cash and Receivables	(46.3)%	(91,082,362)
	Net Assets	100.0%	196,902,831
a		Non-income producing--security in default.
b		The value of this security has been determined in good faith under the direction of the Board of Trustees.
c		Variable rate security--interest rate subject to periodic change.
d		Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in
		transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these
		securities amounted to $21,497,052 or 10.9% of net assets.
e		All or a portion of these securities are on loan. At March 31, 2006, the total market value of the fund's securities
		on loan is $4,856,207 and the total market value of the collateral held by the fund is $5,021,400.
f		Principal amount stated in U.S. Dollars unless otherwise noted. MXN--Mexican New Peso
g		Security linked to Goldman Sachs Non-Energy--Excess Return Index.
h	Notional face amount shown.
i		Purchased on a forward commitment basis.
j		Partially held by a broker as collateral for open financial futures positions.
k		Investments in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Dreyfus Variable Investment Fund: Quality Bond Portfolio
STATEMENT OF FINANCIAL FUTURES
March 31,2006 (Unaudited)

				Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 3/31/2006 ($)

Financial Futures Long
U.S. Treasury 5 Year Notes	141	14,725,688	June 2006	(88,250)

Financial Futures Short
U.S. Treasury 10 Year Notes	166	17,660,844	June 2006	87,453
				(797)

Dreyfus Variable Investment Fund: Quality Bond Portfolio
STATEMENT OF OPTIONS WRITTEN
March 31,2006 (Unaudited)

		Face Amount
		Covered by
		Contracts ($)	Value ($)

Call Options:
Dow Jones CDX.EM.4
May 2006 @ 1.039		2,200,000	7,480
Dow Jones CDX.EM.4
May 2006 @ 1.0395		1,800,000	3,240
U.S. Treasury Notes, 4.5%, 2/15/2016
April 2006 @ 101.65625		4,010,000	627

Put Options:
U.S. Treasury Notes, 4.5%, 2/15/2016
April 2006 @ 97.65625		4,010,000	28,195
U.S. Treasury Notes, 4.5%,	2/28/2011
September 2006 @ 96.164		7,850,000	11,346
U.S.Treasury 5 Year Notes Future
May 2006 @ 104		3,700,000	11,562
(Premiums received $48,283)			62,450

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Small Company Stock Portfolio
March 31, 2006 (Unaudited)

Common Stocks--96.8%	Shares		Value ($)

Consumer Discretionary--14.9%
99 Cents Only Stores	31,500	a,b	427,140
AnnTaylor Stores	8,500	b	312,715
Carter's	7,120	b	480,529
Cheesecake Factory	6,990	b	261,776
Children's Place Retail Stores	11,000	b	636,900
Choice Hotels International	7,580		347,012
Coldwater Creek	34,685	b	964,243
Dick's Sporting Goods	12,980	a,b	514,917
Drew Industries	8,890	b	316,039
GameStop, Cl. A	15,870	a,b	748,112
Meredith	6,700		373,793
Panera Bread, Cl. A	2,610	b	196,220
Pinnacle Entertainment	15,730	b	443,114
RC2	5,820	b	231,694
Ruth's Chris Steak House	18,800	b	447,628
Scientific Games, Cl. A	7,500	a,b	263,475
Winnebago Industries	11,000	a	333,740
			7,299,047
Consumer Staples--1.4%
Performance Food Group	14,480	a,b	451,631
Rite Aid	59,200	a,b	236,800
			688,431
Energy--8.0%
Cabot Oil & Gas	4,400		210,892
Cimarex Energy	7,640		330,506
Dresser-Rand Group	4,010	b	99,649
Frontier Oil	4,670		277,165
Goodrich Petroleum	17,650	b	476,550
Helix Energy Solutions Group	13,140	a,b	498,006
Massey Energy	6,260	a	225,798
St. Mary Land & Exploration	12,330	a	503,434
Stolt Offshore, ADR	25,600	b	396,544
Todco, Cl. A	5,500		216,755
Unit	11,710	b	652,832
			3,888,131
Financial--13.8%
AmerUs Group	3,140		189,154
Apollo Investment	18,448		328,564
Bank of Hawaii	7,200		383,832
BankUnited Financial, Cl. A	8,210		221,998
Cullen/Frost Bankers	4,420		237,575
East West Bancorp	4,090		157,670
Equity Inns	33,920		549,504
Equity One	9,980		245,109
First Midwest Bancorp/IL	5,740		209,912
Horace Mann Educators	8,780		165,064
Lazard, Cl. A	10,100		446,925
MarketAxess Holdings	10,300	a,b	123,909
Max Re Capital	6,020		143,276
Nelnet, Cl. A	5,550	b	231,158
Ohio Casualty	7,000		221,900

Philadelphia Consolidated Holding	6,810 b	232,493
Phoenix Cos.	12,460	203,098
Spirit Finance	19,880 a	242,536
Sunstone Hotel Investors	18,730	542,608
SVB Financial Group	4,390 b	232,889
Texas Regional Bancshares, Cl. A	12,870	379,536
UCBH Holdings	25,400	480,568
Whitney Holding	10,370	367,720
Wintrust Financial	3,670	213,484
		6,750,482
Health Care--12.2%
Alkermes	10,100 b	222,705
BioCryst Pharmaceuticals	8,400 a,b	151,704
Bioenvision	33,700 b	240,281
Cerner	6,560 b	311,272
Cooper Cos.	2,690	145,341
Dov Pharmaceutical	13,100 a,b	209,338
Healthways	2,870 b	146,198
Idexx Laboratories	6,100 b	526,796
ImClone Systems	6,600 a,b	224,532
Merit Medical Systems	1 b	12
Neurocrine Biosciences	3,400 a,b	219,436
Onyx Pharmaceuticals	7,800 a,b	204,828
PDL BioPharma	7,960 b	261,088
Pediatrix Medical Group	1,800 b	184,752
PerkinElmer	7,920	185,882
Pharmaceutical Product Development	6,720	232,579
Psychiatric Solutions	18,420 b	610,254
Resmed	11,240 b	494,335
Respironics	5,660 b	220,231
Sierra Health Services	9,720 a,b	395,604
Syneron Medical	8,290 a,b	242,151
Ventiv Health	16,080 b	534,178
		5,963,497
Industrial--19.4%
Actuant, Cl. A	8,530 a	522,207
Airtran Holdings	14,900 b	269,839
Allied Waste Industries	34,450 a,b	421,668
Armor Holdings	2,460 b	143,393
BE Aerospace	22,200 b	557,664
Bucyrus International, Cl. A	6,750	325,283
Clean Harbors	8,500 b	252,195
ESCO Technologies	4,700 b	238,055
Hexcel	10,400 b	228,488
IDEX	4,000	208,680
JB Hunt Transport Services	23,160	498,866
Kansas City Southern	6,160 b	152,152
Labor Ready	19,340 b	463,193
Manitowoc	3,150	287,123
Nalco Holding	13,200 b	233,640
Oshkosh Truck	5,970	371,573
Pacer International	12,130	396,408
Quanta Services	17,780 b	284,836
Roper Industries	6,880	334,574
Shaw Group	14,600 b	443,840
Teledyne Technologies	9,500 b	338,200
Terex	4,400 b	348,656
URS	15,310 b	616,227

Walter Industries	4,680 a	311,782
Watsco	5,910	419,906
WESCO International	11,650 b	792,316
		9,460,764
Information Technology--15.6%
Advanced Energy Industries	19,460 b	274,970
Agere Systems	16,900 b	254,176
Ansys	5,800 b	314,070
Applied Films	11,100 b	215,673
aQuantive	9,200 b	216,568
Axcelis Technologies	50,480 b	295,813
CACI International, Cl. A	3,690 b	242,618
CommScope	12,840 b	366,582
Digital River	6,400 a,b	279,104
Electronics for Imaging	18,390 b	514,368
Factset Research Systems	2,815	124,845
Global Payments	2,740	145,247
Hyperion Solutions	5,225 b	170,335
JDS Uniphase	126,250 b	526,463
Lawson Software	27,990 a,b	214,683
Micros Systems	12,670 b	583,707
Microsemi	5,120 b	149,043
Palm	23,600 a,b	546,576
Polycom	26,700 a,b	578,856
Rudolph Technologies	15,700 b	267,685
Silicon Laboratories	7,230 b	397,289
Valueclick	12,700 b	214,884
Varian Semiconductor Equipment Associates	19,065 b	535,345
Wind River Systems	16,780 b	208,911
		7,637,811
Materials--8.0%
Abitibi-Consolidated	90,800	376,820
Airgas	7,700	300,993
AK Steel Holding	34,700 a,b	520,500
Cleveland-Cliffs	5,560	484,387
Coeur d'Alene Mines	79,510	521,585
Commercial Metals	5,710	305,428
Florida Rock Industries	5,340	300,215
Olin	18,870	405,139
RTI International Metals	8,500 b	466,225
Smurfit-Stone Container	18,000 b	244,260
		3,925,552
Telecommunications--1.7%
Alaska Communications Systems Group	21,140	256,428
SBA Communications, Cl. A	25,000 b	585,250
		841,678
Utilities--1.8%
El Paso Electric	12,370 b	235,525
Energen	6,130	214,550
OGE Energy	15,480	448,920
		898,995
Total Common Stocks
(cost $36,351,925)		47,354,388

Other Investment--3.1%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund

	(cost $1,503,000)	1,503,000 [c]	1,503,000

	Investment of Cash Collateral for
	Securities Loaned--14.1%	Shares	Value ($)

	Registered Investment Company;
	Dreyfus Institutional Cash
	Advantage Plus Fund
	(cost $6,872,456)	6,872,456 [c]	6,872,456

	Total Investments (cost $44,727,381)	114.0%	55,729,844
	Liabilities, Less Cash and Receivables	(14.0%)	(6,853,369)
	Net Assets	100.0%	48,876,475

	ADR - American Depository Receipts
a		All or a portion of these securities are on loan. At March 31, 2006, the total market value of the portfolio's securities on
		loan is $6,581,949 and the total market value of the collateral held by the portfolio is $6,872,456.
b	Non-income producing security.
c		Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Special Value Portfolio
March 31, 2006 (Unaudited)

Common Stocks--95.8%	Shares	Value ($)

Consumer Discretionary--14.8%
Bally Technologies	14,700 a	249,753
Blockbuster, Cl. A	47,500	188,575
Career Education	8,700 a	328,251
DeVry	11,900 a	270,963
Discovery Holding, Cl. A	24,900 a	373,500
Expedia	13,400 a	271,618
Gemstar-TV Guide International	120,300 a	371,727
Liberty Global, Ser. C	15,200 a	300,200
Outback Steakhouse	6,500	286,000
Pearson, ADR	36,300	502,755
Pinnacle Entertainment	7,300 a	205,641
Radio One, Cl. D	39,800 a	296,908
Viacom, Cl. B	12,187 a	472,856
VNU	8,800	286,016
		4,404,763
Consumer Staples--7.3%
Cadbury Schweppes	45,300	449,903
Kroger	33,500	682,060
Performance Food Group	20,000 a	623,800
Wal-Mart Stores	8,700	410,988
		2,166,751
Energy--7.1%
Alpha Natural Resources	10,800 a	249,912
Exxon Mobil	7,400	450,364
Massey Energy	11,300	407,591
Occidental Petroleum	3,900	361,335
Range Resources	7,800	213,018
Schlumberger	3,500	442,995
		2,125,215
Finance--15.6%
American International Group	10,000	660,900
Axis Capital Holdings	15,900	475,410
Bank of New York	7,700	277,508
Benfield Group	45,100	295,218
Charles Schwab	33,000	567,930
Citigroup	9,400	444,056
JPMorgan Chase & Co.	8,736	363,767
Lazard, Cl. A	8,400	371,700
Montpelier Re Holdings	16,000	260,800
Nuveen Investments, Cl. A	8,900	428,535
Royal Bank of Scotland Group	15,826	514,676
		4,660,500
Health Care--11.6%
Abbott Laboratories	12,300	522,381
Community Health Systems	8,600 a	310,890
Endo Pharmaceuticals Holdings	4,600 a	150,926
ImClone Systems	15,000 a	510,300
Kos Pharmaceuticals	3,000 a	143,310
Medco Health Solutions	5,500 a	314,710
Pfizer	17,400	433,608
Sanofi-Aventis	5,800	551,550
Watson Pharmaceuticals	17,800 a	511,572
		3,449,247
Industrial--13.2%

Allied Waste Industries	48,000 a	587,520
Aramark, Cl. B	16,200	478,548
CSX	10,900	651,820
Dover	12,500	607,000
Honeywell International	10,800	461,916
Manpower	11,400	651,852
Navigant Consulting	8,500 a	181,475
Waste Management	8,700	307,110
		3,927,241
Information Technology--13.1%
Agilent Technologies	6,195 a	232,622
BEA Systems	38,500 a	505,505
CA	13,800	375,498
Diebold	5,400	221,940
IAC/InterActiveCorp	14,500 a	427,315
Intel	12,000	232,200
Manhattan Associates	18,400 a	404,800
Maxim Integrated Products	5,700	211,755
Microsoft	22,100	601,341
Nokia, ADR	22,600	468,272
TIBCO Software	27,000 a	225,720
		3,906,968
Materials--6.8%
E I Du Pont de Nemours & Co.	15,500	654,255
Harmony Gold Mining, ADR	8,500 a	134,980
Huntsman	14,600 a	281,780
MeadWestvaco	13,600	371,416
Rockwood Holdings	10,500 a	241,710
Temple-Inland	8,000	356,400
		2,040,541
Telecommunication Services--2.5%
Citizens Communications	34,600	459,142
IDT, Cl. B	26,200 a	290,034
		749,176
Utilities--3.8%
Aquila	51,300 a	204,687
Nalco Holding	23,700 a	419,490
Sempra Energy	11,100	515,706
		1,139,883
Total Common Stocks
(cost $25,228,521)		28,570,285

Other Investment--4.2%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,263,000)	1,263,000 [b]	1,263,000

Total Investments (cost $26,491,521)	100.0%	29,833,285
Cash and Receivables (Net)	.0%	12,267
Net Assets	100.0%	29,845,552

ADR - American Depository Receipts
a Non-income producing security.
b	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Variable Investment Fund

By:	/s/Stephen E. Canter
Stephen E. Canter
President

Date:	May 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	May 23, 2006

By:	/s/James Windels
James Windels
Chief Financial Officer

Date:	May 23, 2006

EXHIBIT INDEX

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)